As filed with the Securities and Exchange Commission on March 1, 1999



                            Registration No. 2-75503


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                       Post-Effective Amendment No. 59 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 59 (X)

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

       Registrant's Telephone Number, including Area Code: (303) 689-3000

                                 W. T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
                       Jorden Burt Berenson & Johnson, LLP
                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East
                          Washington, D. C. 20007-0805

  It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b) of Rule 485
      on                     pursuant to paragraph (b)(1)(v) of Rule 485
  X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph (a)(2) of Rule
      485.

        If appropriate, check the following:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24F-2 Notice for Registrant's fiscal year was filed February 26, 1997.

                             MAXIM SERIES FUND, INC.
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS-REFERENCE SHEET

                                     PART A

Form N-1A Item                                            Prospectus Caption

1.   Cover Page                                                  Cover Page
2.   Synopsis                                             Not Applicable
3.   Condensed Financial Information                             Not Applicable
4.   General Description of Registrant                           Introduction;            Fund
                                                                 Portfolios;   The   Fund  and
                                                                 Its Shares
5.   Management of the Fund                               Management of the Fund
6.   Capital Stock and Other Securities                          The Fund and Its Shares
7.      Purchase of Securities Being Offered                            Introduction;
    Purchase and Redemption of Shares;
                                                             Valuation of Shares
8.   Redemption or Repurchase                                    Purchase  and  Redemption  of
                                                                 Shares
9.   Pending Legal Proceedings                                   Not Applicable

                                     PART B

                                                          Statement of Additional
Form N-1A Item                                            Information Caption

10.  Cover Page                                                  Cover Page
11.  Table of Contents                                           Table of Contents
12.  General Information and History                             Not Applicable
13.  Investment Objectives and Policies                          The Fund Portfolios
14.  Management of the Registrant                         Management of the Fund
15.  Control Persons and Principal Holders of Securities         Purchase  and  Redemption  of
                                                                 Shares
16.  Investment Advisory and Other Services               Management of Fund
17.  Brokerage Allocation                                 Portfolio Transactions and Brokerage
18.  Capital Stock and Other Securities                          Not Applicable
19.  Purchase, Redemption and Price of Securities Being Offered  Purchase  and  Redemption  of
                                                                 Shares
20.  Tax Status                                                  Taxes
21.  Underwriters                                         Not Applicable
22.  Calculation of Yield Quotations of Performance Data         Calculation   of  Yields  and
Total Return
23.  Financial Statements                                 Financial Statements

                                     PART C

Form N-1A Item                                            Part C Caption

24.  Financial Statements and Exhibits                           Financial    Statements   and
Exhibits
25.  Persons Controlled by or Under Common Control        Persons   Controlled   by  or  Under
                                                                 Common Control
26.  Number of Holders of Securities                             Number    of    Holders    of
Securities
27.  Indemnification                                      Indemnification
28.  Business and Other Connections of Investment Adviser Business and Other Connections of
                                                             Investment Adviser
29.  Principal Underwriters                               Principal Underwriters
30.  Location of Accounts and Records                            Location  of   Accounts   and
Records
31.  Management Services                                  Management Services
32.  Undertakings                                         Undertakings
33.     Signatures                                               Signatures






                                   MAXIM SERIES FUND, INC.


Money Market Portfolio                             International Equity Portfolio
Bond Portfolio                                     Maxim INVESCO ADR Portfolio
U.S. Government Securities Portfolio               Maxim Blue Chip Portfolio
Short-Term Maturity Bond Portfolio                 Maxim T. Rowe Price Equity/Income Portfolio
Corporate Bond Portfolio                           Maxim INVESCO Balanced Portfolio

MidCap Portfolio                                   Small-Cap Value Portfolio
MidCap Growth Portfolio                            Maxim INVESCO Small-Cap Growth Portfolio
                                                   Small-Cap Aggressive Growth Portfolio

Aggressive Profile Portfolio                       Stock Index Portfolio
Moderately Aggressive Profile Portfolio            Small-Cap Index Portfolio
Moderate Profile Portfolio                         Value Index Portfolio
Moderately Conservative Profile Portfolio          Growth Index Portfolio
Conservative Profile Portfolio

                                      ----------------
                                    8515 East Orchard Road
                                     Englewood, CO 80111
                                       (800) 338 - 4015


This Prospectus describes twenty-four portfolios, sixteen of which are "Equity Portfolios," seven of which are "Debt Portfolios" (including the Money Market Portfolio) and one which is a "Balanced Portfolio." GW Capital Management, LLC ("GW Capital Management"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by GW Capital Management.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts and variable life policies. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 1, 1999.

                                           CONTENTS

The Portfolios at a Glance
        Maxim Small-Cap Portfolios
        Maxim MidCap Portfolios
        Maxim Foreign Equity Portfolios
        Maxim Domestic Equity Portfolios
             Maxim Index Portfolios
        Maxim Profile Portfolios
        Maxim Bond Portfolios
        Maxim Money Market Portfolio

More Information About the Portfolios
        The Debt Portfolios
        The Money Market Portfolio
        The Balanced Portfolio

Other Investment Practices

Management of the Portfolios

Important Information About Your Investment

How the Fund Reports Performance

Financial Highlights














                                  THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO


The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in high-quality, short-term debt securities. These securities will have the highest rating for short-term debt by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's) or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o       Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money
o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Interest rate risk
o The market value of a money market instrument is affected by changes in interest rates. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have lower yields.

Portfolio Performance Data

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance.

As of December 31, 1998, the Money Market Portfolio's 7-day yield was x.xx% and its effective yield was x.xx%.

MAXIM BOND PORTFOLIOS

Short-Term Maturity Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o       Invest in short-term investment grade bonds.

o       Select securities based on relative value, maturity, quality and sector.

o       Maintain an actively managed portfolio of debt securities.

o       Maintain  a weighted average quality of A or higher.

o Invest in individual securities with maturities of no longer than three years.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o   An issuer may default on its obligation to pay principal and/or interest.

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's performance may be adversely affected by any single economic, political or regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year

1996        1997      1998



During the periods shown in the chart for the Short-Term Maturity Bond Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Short-Term Maturity
Bond Portfolio
Lehman 1-3 Year Government/
Corporate Bond Index

The inception  date for the  Short-Term  Maturity  Bond  Portfolio was August 1,
1995.


U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection

Principal investment strategies.   This Portfolio will:

o Invest primarily in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may by issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o   An issuer may default on its obligation to pay principal and/or interest.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance for the last 10 calendar years since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1989        1990      1991      1992      1993      1994      1995      1996     1997      1998


During the periods shown in the chart for the U.S. Government Securities Portfolio , the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

+ From July 29, 1987 to May 1, 1990, the U.S. Government Securities Portfolio's name was the Government and High Quality Securities Portfolio. During this period, the Portfolio's investment policies differed from the U.S. Government Securities Portfolio's current policies.

The average annual return for one year, five years, and ten years for the period ended December 31, 1998:


                                   One Year           Five Year        Ten Year
U.S. Government Securities
Portfolio
Lehman Government/Mortgage Index
Lehman Mortgage Index
Merrill Lynch Mortgage Index


Bond Portfolio

The investment objective of this Portfolio is to:

o       Seek maximum total return consistent with preservation of capital

Principal investment strategies.  This Portfolio will:

o Invest primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

o       Select securities based on relative value, maturity, quality and sector.

o Invest in securities with various maturities but maintaining a weighted average maturity of 2 to 10 years.

o Invest up to 40% of its total assets in foreign securities,with no more than 20% in non-U.S. dollar denominated foreign debt. No more than 25% of total assets may be invested in securities of issuers located in a single country, (other than the U.S).

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest. Foreign Risk

o Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of loss than U.S. securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance for the last 10 calendar years. The table shows how the Portfolio's average annual total return for the one, five and ten year periods compared to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1989        1990      1991      1992      1993      1994      1995      1996     1997      1998


During the periods shown in the chart for the Bond Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one, five, and ten years for the period ended December 31, 1998:


                          One Year           Five Year        Ten Year
Bond Portfolio
Lehman Intermediate
Government/Corporate Index
Lehman Intermediate Corporate
Index


Corporate Bond Portfolio (Sub-Adviser:  Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This Portfolio will:

o       Invest primarily in corporate debt securities of any maturity.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o       Invest up to 20% of its total assets in preferred stock.

o       Invest up to 20% in foreign securities.

o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk" bonds).

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o      An issuer may default on its obligation to pay principal and/or interest.

o Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds and the potential loss is significantly greater.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Preferred Stock Risk

o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the Corporate Bond Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Corporate Bond Portfolio
Merrill Lynch Intermediate
Government/Corporate Index

The inception date for the Corporate Bond Portfolio was November 1, 1994.

MAXIM SMALL-CAP PORTFOLIOS

Small-Cap Value Portfolio   (Sub-Adviser:  Ariel Capital Management, Inc.)

The investment objective of this Portfolio is to:

o       Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o       Invest primarily in small-cap common stocks.

o       Emphasize small companies that are believed to be undervalued.

o       Seek medium-sized companies consistent with its investment philosophy.


The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1994        1995      1996      1997      1998


During the periods shown in the chart for the Small-Cap Value Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                         Since
                                   One Year           Five Year       Inception
Small-Cap Value Portfolio
S&P 500 Index

The inception date for the Small-Cap Value Portfolio was December 1, 1993.


SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o       Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Invest primarily in small-cap companies within the Russell 2000 Index market capitalization range ($ to $ as of May 30, 1998).

o Seek to build a core small-cap portfolio of common stocks of solid growth companies.

o Seek companies that have experienced significant business problems but which are believed to have favorable prospects for recovery

o   Invest up to 35% of total  assets in equity  securities  of  companies  with
    market   capitalizations   in  excess  of  the  Russell  2000  Index  market
    capitalization range.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year

1995      1996      1997      1998


During the periods shown in the chart for the Small-Cap Aggressive Growth Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Small-Cap Aggressive
Growth Portfolio
Russell 2000 Index

The inception date for the Small-Cap Aggressive Growth Portfolio was November 1, 1994.


MAXIM INVESCO SMALL-CAP GROWTH PORTFOLIO (Sub-Adviser: Institutional Trust Company)

The investment objective of this Portfolio is to:

o       Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less.

o Invest up to 35% of total assets in equity securities of companies with market capitalizations in excess of $1 billion.

o Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they are:
o are determined to be in the developing stages of their life cycle, and o have demonstrated, or are expected to achieve, long-term earnings growth.

o Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them


Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the Maxim INVESCO Small-Cap Growth Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Maxim INVESCO Small-Cap
Growth Portfolio
Russell 2000 Index

The inception date for the Maxim INVESCO Small-Cap Growth Portfolio was November 1, 1994.

MAXIM MIDCAP PORTFOLIOS

MidCap Growth Portfolio   (Sub-Adviser:  T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o       Seek long-term appreciation .

Principal investment strategies.   This Portfolio will:

o       Maintain a diversified portfolio of mid-cap companies

o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. In this connection, the Portfolio will focus on issuers whose market capitalization fall within the range of companies included in the Standard & Poor's 400 MidCap Index - generally between $201 million and $14.3 billion.

o       Invest in companies that:
     o offer proven products or services;
     o have a historical  record of  above-average  earnings  growth;
     o demonstrate potential for sustained  earnings growth;
     o operate in industries  experiencing increasing demand; or
     o are believed to be undervalued in the market place.

o       Invest up to 25% in foreign securities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1998


During the periods shown in the chart for the MidCap Growth Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The inception date for the MidCap Growth Portfolio was July 1, 1997.


 MidCap Portfolio  (Sub-Adviser:  Ariel Capital Management, Inc.)

The investment objective of this Portfolio is to:

o       Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o       Invest primarily in equity securities of mid-cap companies.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. In this connection the Portfolio will focus on issuers with market capitalization between approximately $200 million and $5 billion.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the MidCap Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
MidCap Portfolio
S&P MidCap 400 Index

The inception date for the MidCap Portfolio was January 3, 1994.

MAXIM FOREIGN EQUITY PORTFOLIOS

International Equity Portfolio (Sub-Adviser: Templeton Investment Counsel, Inc.)

The investment objective of this Portfolio is to:

o       Seek long-term capital growth.

Principal investment strategies.  This Portfolio will:

o       Invest primarily in common stocks of foreign companies.

o Focus on the market price of a company's securities relative to the company's long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered.

o Invest in high risk/high yield ("junk bonds") debt securities or, if unrated, of comparable investment quality.

The Portfolio also currently observes the following operating policies:

o Investment in high risk/high yield ("junk bonds") debt securities will be limited to 10%; however, this limitation does not apply to unrated foreign convertible bonds which are convertible at any time into equity securities suitable for investment by the Portfolio.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o     An issuer may default on its obligation to pay principal and/or interest.

o Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year, five year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1994        1995      1996      1997      1998


During the periods shown in the chart for the International Equity Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                       Since
                                  One Year           Five Year       Inception
International Portfolio
MSCI EAFE Index

The inception date for the International Equity Portfolio was December 1, 1993.


Maxim INVESCO ADR Portfolio  (Sub-Adviser:  Institutional Trust Company)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income, while reducing risk through diversification.

Principal investment strategies.   This Portfolio will:

o Invest primarily in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

o   Select  stocks  in  the  Portfolio  from   approximately   2,200  large  and
    medium-sized capitalization foreign companies.

o Analyze potential investments through computer analysis which compares current stock price to measures such as:
     o       book value,
     o       historical return on equity,
     o       company's ability to reinvest capital,
     o       dividends, and
     o       dividend growth.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.


Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the Maxim INVESCO ADR Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio) for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Maxim INVESCO ADR Portfolio
MSCI EAFE Index

The inception date for the Maxim INVESCO ADR Portfolio was November 1, 1994.

MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim Blue Chip Portfolio (Sub-Adviser:  Founders Asset Management, LLC)

The investment objective of this Portfolio is to:

o       Seek long-term growth of capital and income.

Principal investment strategies.  This  Portfolio will:

o Invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

o       Invest in "Blue Chip" stocks that:
     o     are included in a widely  recognized   index  of  stock  market
           performance, such as the Dow Jones Industrial Average or the Standard & Poor's Index
     o     generally pay regular dividends
     o     have a market capitalization of at least $1 billion.

o Invest up to 30% in foreign securities; however, the Portfolio may invest without limitation in American Depository Receipts ("ADRs").

The principal investment risks for this Portfolio include:

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1998


During the periods shown in the chart for the Maxim Blue Chip Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The inception date for the Blue Chip Portfolio was July 1, 1997.

Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o       Seek substantial dividend income and also capital appreciation.

Principal investment strategies.   This  Portfolio will:

o   Invest primarily in dividend-paying common stocks of established companies.

o Emphasize companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation.

o Invest in  companies  which  have  some of the  following  characteristics:
     o established operating histories
     o above-average current dividend yields relative to Standard & Poor's 500 Stock Index
     o sound balance sheets and other  financial characteristics
     o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchises.

o       Invest up to 25% in foreign securities.

The principal investment risks for this Portfolio include:

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Maxim T. Rowe Equity/Income
Portfolio
S&P 500 Index

The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994.


Maxim INVESCO Balanced Portfolio  (Sub-Adviser:  Institutional Trust Company)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income.

Principal investment strategies.   This  Portfolio will:

o       Invest 50% to 70% of its assets in common stocks.

o Invest at least 25% of its assets in debt securities issued by the U.S. Government, its agencies and instrumentalities, or in investment grade corporate bonds.

o   In selecting equity securities, the Portfolio will:

     o seek to identify companies with better-than-average earnings growth potential

     o seek to identify companies within industries identified as well-positioned for the current and expected economic climate

     o       consider dividend payout records

     o seek to identify companies traded on national stock exchanges or in the over-the counter markets; however, securities traded on regional or foreign exchanges may also be included.

o Invest up to 25% of total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1997        1998


During the periods shown in the chart for the Maxim INVESCO Balanced Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Maxim INVESCO Balanced Portfolio
Lipper Balanced Index
S&P 500 Index
Lehman Intermediate Government/
Corporate Index

The inception date for the Maxim INVESCO Balanced Portfolio was October 1, 1996.

MAXIM INDEX PORTFOLIOS

The investment objective for each of the Index Portfolios is to:

o Each Index Portfolio seeks investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies.   Each Index Fund will:

o Investing at least 80% in common stocks of the following applicable benchmark indexes:

        PORTFOLIO                                  BENCHMARK INDEX

Stock Index Portfolio                       Standard & Poor's (S&P) 500 Composite Stock Price
                                            Index and S&P MidCap Index, weighted according to their
                                            pro rata share of the market*

Small-Cap Index Portfolio                   S&P SmallCap 600 Stock Index

Value Index Portfolio                       Russell 1000 Value Index

Growth Index Portfolio                      Russell 1000 Growth Index

S&P is not a sponsor of, or in any other way affiliated with, the Stock Index and Small-Cap Index Portfolios or the Fund.

The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Growth Index and Value Index Portfolios or the Fund.

o Attempt to reproduce the returns of the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts.

The principal investment risks for all of the Index Portfolios include:

Index Risk
o It is possible the benchmark index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that an Index Portfolio could have poor investment results even if it is tracking the return of the Benchmark Index.

Tracking Error Risk
o Several factors will affect a Portfolio's ability to track precisely the performance of its benchmark index. For example, unlike benchmark indexes, which are merely unmanaged groups of securities, each Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, a Portfolio may own less than all the securities of a benchmark index, which also may cause a variance between the performance of the Portfolio and its benchmark index.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Fund could be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Fund to lose more money than if the Fund had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

Possible Loss of Money
o When you sell your shares of any of the Index Portfolios, they could be worth less than what you paid for them.

The Small-Cap Index Portfolio also has the following additional principal investment risk:

Small-Company Risk
o The Small-Cap Index Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Index Portfolios. The bar charts show each Index Portfolio's performance in each full calendar year since its inception. The table shows how each Index Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.


Year-to-Year

Stock Index Portfolio +

1989        1990      1991      1992      1993      1994      1995      1996     1997      1998


During the periods shown in the chart for the Stock Index Portfolio , the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

+ From September 24, 1984 to December 1, 1992, the Stock Index Portfolio's name was the Growth Portfolio. During this period, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies.

The average annual return for one year, five year and ten years for the period ended December 31, 1998:


                                 One Year           Five Year        Ten Year
Stock Index Portfolio
S&P 500 Index
S&P 400 Index


Small-Cap Index Portfolio

1994        1995      1996      1997      1998


During the periods shown in the chart for the Small-Cap Index Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year, and since inception of the Portfolio for the period ended December 31, 1998:


                                                                        Since
                                  One Year           Five Year       Inception
Small-Cap Index Portfolio
S&P 600 Index
Russell 2000 Index

The inception date for the Small-Cap Index Portfolio was December 1, 1993.


Value Index Portfolio

1994        1995      1996      1997      1998


During the periods shown in the chart for the Value Index Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                        Since
                                   One Year           Five Year       Inception
Value Index Portfolio
Russell 1000 Value Index

The inception date for the Value Index Portfolio was December 1, 1993.


Growth Index Portfolio

1994        1995      1996      1997      1998


During the periods shown in the chart for the Growth Index Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                          Since
                                   One Year           Five Year       Inception
Growth Index Portfolio
Russell 1000 Growth Index

The inception date for the Growth Index Portfolio was December 1, 1993.

MAXIM PROFILE PORTFOLIOS

There are five separate Maxim Profile Portfolios. Each Profile Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing exclusively in other Portfolios of the Maxim Series Fund (the "Underlying Portfolios").

The investment objective for each Profile Portfolio is to:

Aggressive Profile
o   Seek  long-term  capital  appreciation   primarily  through  investments  in
    Underlying Portfolios that emphasize equity investments
o
Moderately Aggressive Profile
o   Seek  long-term  capital  appreciation   primarily  through  investments  in
    Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile
o   Seek  long-term  capital  appreciation   primarily  through  investments  in
    Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments

Moderately Conservative Profile
o Seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments

Conservative Profile
o Seek capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments

The principal investment strategies for each Profile Portfolio are to:

o Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizons and personal objectives

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Portfolio                             Income              Growth of Capital     Risk
---------                           --------               -----------------     -----
of Principal
------------
Aggressive Profile                    Low                 High                  High
Moderately Aggressive Profile         Low                 High to Medium        High
Moderate Profile                      Medium              Medium to High        Medium
Moderately Conservative Profile       Medium to High      Low to Medium         Medium
Conservative Profile                  High                Low                   Low

o Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward

o Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs

o Automatically rebalance each Profile Portfolio's holdings of Underlying Portfolios quarterly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing occurs on the 20th of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day after the 20th). Rebalancing involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.

The  following  chart  describes  the asset  allocation  ranges for each Profile
Portfolio:



------ -------------------- ------------- ------------- ---------- ------------- ============
       Asset Class          Conservative  Moderately    Moderate   Moderately    Aggressive
                                          Conservative             Aggressive
       -------------------- ------------- ------------- ---------- ------------- ============
  E    International        0-10%         5-25%         5-25%      10-30%        15-35%

  Q
       -------------------- ------------- ------------- ---------- ------------- ============
  U    Small-Cap            0-10%         0-10%         0-20%      0-20%         10-30%

  I
       -------------------- ------------- ------------- ---------- ------------- ============
  T    MidCap               0-10%         0-20%         5-25%      10-30%        20-40%
       -------------------- ------------- ------------- ---------- ------------- ============
  Y    Large-Cap            15-35%        15-35%        20-40%     25-45%        15-35%
------
       -------------------- ------------- ------------- ---------- ------------- ============
  D    Bond                 30-50%        20-40%        5-25%      5-25%         0-10%

  E
       ==================== ============= ============= ========== ============= ============
  B    Short-Term Bond      25-45%        10-30%        5-25%      0-10%         0-10%

  T
====== ==================== ============= ============= ========== ============= ============


Following is a list of eligible Underlying Portfolios by asset class:

                        Eligible Underlying Portfolios by Asset Class

Short-Term Bond                     Bond                                MidCap Equity
oShort-Term Maturity Bond Portfolio oBond Portfolio                      oMidCap
Portfolio
                                    oCorporate Bond Portfolio            oMidCap Growth Portfolio
                                   oU.S. Government Securities Portfolio

Large-Cap Equity                         Small-Cap Equity                    International Equity
oMaxim T. Rowe Equity/Income Portfolio   oMaxim INVESCO Small-Cap            oMaxim INVESCO
oStock Index Portfolio                     Growth Portfolio                     ADR Portfolio
Portfolio
oValue Index Portfolio                      oSmall-Cap Index Portfolio
                                                                              oInternational Equity
oGrowth Index Portfolio                     oSmall-Cap Value Portfolio         Portfolio


The principal investment risks for the Profile Portfolios include:

Risks Associated with Underlying Portfolios
o Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them.

o Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios' ability to meet their investment objective will be depend on the ability of the Underlying Portfolios to meet their own investment objectives.

o For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

o For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities and the secondary risks are the same as those associated with equity securities.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Profile Portfolios. The bar charts show the Profile Portfolios' performance in each calendar year since inception. The table shows how the Profile Portfolios' average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-to-Year

Aggressive Profile Portfolio

1998


During the periods shown in the chart for the Aggressive Profile Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

Moderately Aggressive Profile Portfolio

1998


During the periods shown in the chart for the Moderately Aggressive Profile Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

Moderate Profile Portfolio

1998


During the periods shown in the chart for the Moderate Profile Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

Moderately Conservative Profile Portfolio

1998


During the periods shown in the chart for the Moderately Conservative Profile Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

Conservative Profile Portfolio

1998


During the periods shown in the chart for the Conservative Profile Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

                      MORE INFORMATION ABOUT THE PORTFOLIOS

      --------------------------------------------------------------------
         Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment objectives.
       While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the
        Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

      --------------------------------------------------------------------

Each  Portfolio  follows  a  distinct  set  of  investment  strategies.  Sixteen
Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Seven Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). One Portfolio is considered to be a "Balanced Portfolio" because its principal investment strategy is to invest in a mix of debt and equity securities. All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Equity Portfolios will normally invest at least 65% of its assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

     o   Small-Cap Value Portfolio                o   Maxim INVESCO Small-Cap Value
                                                      Portfolio
        o   Small-Cap Aggressive Growth Portfolio  o   MidCap Portfolio
        o   MidCap Growth Portfolio                o   International Equity Portfolio
        o   Maxim INVESCO ADR Portfolio            o   Maxim Blue Chip Portfolio
        o   Maxim INVESCO Balanced Portfolio       o   Maxim T. Rowe Price
                                                       Equity/Income Portfolio
        o   Stock Index Portfolio                  o   Small-Cap Index Portfolio
        o   Value Index Portfolio                  o   Growth Index Portfolio
        o   Value Index Portfolio                  o   Aggressive Profile Portfolio
        o   Moderately Aggressive Portfolio        o   Moderate Profile Portfolio

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the International Equity and Maxim INVESCO ADR Portfolios will pursue investments in foreign securities as a principal investment strategy.. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page .

While the Equity Portfolios intend to principally invest in equity securities, they may make other types of investments. For example, all Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Money market investments are discussed below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies" on page and debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page . Investments in instruments which are not equity securities will generally not exceed 35% of an Equity Portfolio's assets, except when a Portfolio adopts what is known as a temporary defensive strategy.

Small and Medium Size Companies
Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less publicly information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Index Portfolios
Certain of the Equity Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

Both the S&P 600 and the S&P 500 are sponsored by Standard & Poor's, which is responsible for determining which stocks are represented on the indexes. Total returns for the S&P 600 and the S&P 500 assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization. The Russell 1000 Value Index is comprised of stocks from the Russell 1000 Index with great-than-average value orientation. A stock is determined to have greater-than-average value orientation if it falls in the bottom 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio.
Thus,   securities  in  the  Russell  1000  Value  Index   typically   have  low
price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates than more growth- oriented securities. The Russell 1000 Value Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1998, the price-to-book breakpoint was 4.651.

The Russell 1000 Growth Index is a subset of the Russell 1000 Index, which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization. The Russell 1000 Growth Index is comprised of stocks from the Russell 1000 Index with greater-than-average growth orientation. A stock is determined to have greater-than-average growth orientation if it falls in the top 50% of the Russell 1000 Index based on cumulative  market  capitalization,  ranked by descending  price-to-book  ratio.
Thus,   securities  in  the  Russell  1000  Growth  Index  typically  have  high price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates than more value-oriented securities. The Russell 1000 Growth Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1998, the price-to-book breakpoint was 4.651.

Debt Portfolios

Each of the Debt Portfolios will normally invest at least 65% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities. Debt securities include money market instruments, bonds, securities issued by the U.S. Government and its agencies, including mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. The Debt Portfolios include:

  o  Bond Portfolio                                 o  Corporate Bond Portfolio
  o  U.S. Government Securities Portfolio           o  Short-Term Maturity Bond
                                                                Portfolio
  o  Moderately Conservative Profile Portfolio      o  Conservative Portfolio
  o  Money Market Portfolio

Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" elates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Bond, Corporate Bond, Maxim INVESCO Small-Cap Growth, International Equity and Maxim
T. Rowe Price Equity/Income Portfolios.

The Debt Portfolios may invest in debt securities of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations
- these are discussed below under "Foreign Securities" on page .

While the Debt Portfolios intend to principally invest in debt securities, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page
 .

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities by the U.S. Government, commercial paper, which is a promissory note issued by a company of financial firm, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The manager of the Money Market Portfolio selects high-quality money market instruments which means they are rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Corporation.

Temporary Investment Strategies
In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by GW Capital Management or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by GW Capital Management, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

Balanced Portfolio

The Maxim INVESCO Balanced Portfolio's principal investment strategy is to invest in both debt securities and equity securities. As such, the Portfolio will be subject primarily to the risks discussed above under "Equity Securities" and Debt Securities". The Maxim INVESCO Balanced Portfolio is required to invest at least 50% of its assets in equity securities and at least 25% in debt securities. However, the Portfolio's day-to-day investment allocation mix among equity and debt securities will be determined by the Sub-Adviser based on the Sub-Adviser's perception of prevailing market conditions and risks. By investing in both debt and equity securities, it is anticipated that the Portfolio will generally be less volatile than the overall market.

The Maxim INVESCO Balanced Portfolio has the flexibility to invest up to 25% of its assets in foreign securities. Investments in foreign securities present special risks and other considerations; these are discussed below under "Foreign Securities" at page ______. Similar to the Equity Funds, this Portfolio may also engage in various types of "derivative" transactions to protect the value of its investments. Risks associated with derivative transactions are discussed in "Derivatives" below at page ____.

                                  OTHER INVESTMENT PRACTICES

Foreign Securities

The International Equity and Maxim INVESCO ADR Portfolios pursue investment in foreign securities as its principal investment strategy. Therefore, as an investor in these Portfolios, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currency to U.S. dollars due to unfavorable currency exchange rates.

As noted, the International Equity and Maxim INVESCO ADR Portfolios have substantial exposure to foreign markets since these Portfolios invests primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Money Market and Profile Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Index Portfolios may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. The other non-Index Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that they buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If GW Capital Management or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS

GW Capital Management provides investment advisory, accounting and administrative services to the Fund. GW Capital Management's address is 8515 East Orchard Road, Englewood, Colorado 80111. GW Capital Management provides investment management services for mutual funds and other investment portfolios representing assets of over $5.7 billion. GW Capital Management and its affiliates have been providing investment management services since 1969.

The management fee paid to GW Capital Management is as follows:

             Portfolio                         Percentage of Average Net Assets
            ---------                         --------------------------------
Money Market Portfolio                                           0.46%
Bond Portfolio                                                   0.60%
U.S. Government Securities Portfolio                             0.60%
Corporate Bond Portfolio                                         0.90%
Short-Term Maturity Bond Portfolio                               0.60%
International Equity Portfolio                                   1.00%
Maxim INVESCO ADR Portfolio                                      1.00%
Maxim Blue Chip Portfolio                                        1.00%
Maxim T. Rowe Price Equity/Income Portfolio                      0.80%
Maxim INVESCO Balanced Portfolio                                 1.00%
MidCap Portfolio                                                 0.95%
MidCap Growth Portfolio                                          1.00%
Small-Cap Value Portfolio                                        1.00%
Small-Cap Aggressive Growth Portfolio                            1.00%
Maxim INVESCO Small-Cap Growth Portfolio                         0.95%
Stock Index Portfolio                                            0.60%
Small-Cap Index Portfolio                                        0.60%
Value Index Portfolio                                            0.60%
Growth Index Portfolio                                           0.60%
Aggressive Profile Portfolio                                     0.60%
Moderately Aggressive Profile Portfolio                          0.25%
Moderate Profile Portfolio                                       0.25%
Moderately Conservative Portfolio                                0.25%
Conservative Profile Portfolio                                   0.25%

GW Capital Management shall pay any expenses of the Fund which exceed an annual rate (including the management fee) of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net asset of the MidCap Growth Portfolio; 1.10% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; 1.15% of the average daily net assets of the Blue Chip Portfolio; 1.30% of the average daily net assets of the Maxim INVESCO ADR and Small-Cap Aggressive Growth Portfolios; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and, 1.50% of the average daily net assets of the International Equity Portfolio.

The day-to-day lead portfolio manager for the Bond and Short-Term Maturity Bond Portfolios is B.G. Masters. Mr. Masters is Manager, Public Bond Investments, Great-West Life & Annuity Insurance Company, 1993 to Present; Manager, Bond, Investment Grade Corporate Bond Portfolio of Maxim Series Fund, June 1994 to Present. He was Assistant Manager, Public Bond Investments, Great-West, 1987 to 1993.

The day-to-day lead portfolio manager for the U.S. Government Securities Portfolio is C.S. Tocher. Ms. Tocher is Manager, Public Bond Investments, Great-West, 1993 to Present; Manager, U.S. Government Mortgage Securities Portfolio of Maxim Series Fund; June 1994 to Present. She was Associate Manager, Public Bond Investments, Great-West, 1990 to 1993; Manager, Bond, Investment Grade Corporate Bond and Zero Coupon Treasury Portfolios of Maxim Series Fund, 1990 to June 1994.

Sub-Advisers

For some of the Portfolios, GW Capital Management has entered into an agreement with a sub-adviser. This means that the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser's management activities are subject to review and supervision by GW Capital Management and the Board of Directors of the Fund. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.

Loomis Sayles & Company, L.P.       Templeton   Investment  Counsel,   Inc.  Founders  Asset
Management, LLC
Corporate Bond Portfolio            International Equity Portfolio             Maxim Blue
                                                                               Chip Portfolio
Small-Cap Aggressive
 Growth Portfolio

T. Rowe Price Associates, Inc.      Ariel Capital Management, Inc.      Institutional Trust
                                                                           Company
MidCap Growth Portfolio             MidCap  Portfolio                   Maxim INVESCO ADR
                                                                           Portfolio
Maxim T. Rowe                       Small-Cap Value Portfolio    Maxim INVESCO Balanced Portfolio
 Equity/Income Portfolio                                         Maxim INVESCO Small-Cap
                                                                   Growth Portfolio

Following is additional information about each sub-adviser:

Templeton Investment Counsel, Inc. ("TICI") is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TICI is a Florida corporation with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

The day-to-day manager of the International Equity Portfolio is Mark Beveridge, Senior Vice President, TICI (since 1985).

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202.

The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee composed of the following members: Brian C. Rogers, Chairman, Stephen W. Boesel, Thomas H. Broadus, Jr., Richard P. Howard and William J. Stromberg. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Rogers has been chairman of the committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Maxim MidCap Growth Portfolio is managed by an investment advisory committee comprised of the following members: Brian W. Berghuis, Chairman, Marc L. Baylin, James A. Kennedy, and John F. Wakeman. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Mid-Cap Growth Portfolio. Mr. Berghuis has been Chairman of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since joining T. Rowe Price in 1985.

Institutional Trust Company ("ITC") is a Colorado Trust Company and an indirect wholly-owned subsidiary of AMVESCAP PLC. ITC is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 7800 E. Union Avenue, Denver, Colorado, 80237.

The day-to-day management of the Maxim INVESCO Small-Cap Growth Portfolio is provided by a team of individuals, led by Timothy J. Miller (since 1997). Mr. Miller also serves as the co-portfolio manager of the INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Growth Fund (since
1996); portfolio manager of the INVESCO Dynamics Fund (since 1993); senior vice president (1995 to present), vice president (1993-1995) and portfolio manager (1992 to present) of ITC. Formerly (1979 to 1992), Mr. Miller was analyst and portfolio manager with Mississippi Valley Advisors. Trent E. May is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Growth Fund (since 1996); portfolio manager (since 1996) of ITC. Formerly, Mr. May was senior equity fund manager/equity analyst at Munder Capital Management in Detroit. Stacie Cowell is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); portfolio manager (since 1996) of ITC. Formerly, Ms. Cowell was senior equity analyst with Founders Asset Management; and was capital markets and trading analyst with Chase Manhattan Bank in New York.

Donovan J. (Jerry) Paul, Charles P. Mayer and Albert M. Grossi are co-portfolio managers for the Maxim INVESCO Balanced Portfolio. Mr. Mayer is primarily responsible for the day-to-day management of the Portfolio's equity holdings. He is also the co-portfolio manager for the INVESCO Balanced Fund, since 1996. Mr. Mayer is also co-portfolio manager of the INVESCO Industrial Income Fund, Inc. and INVESCO VIF-Industrial Income Fund. Mr. Mayer began his investment career in 1969 and is now senior vice president and director of ITC and a director of INVESCO Funds Group, Inc.; from 1993 to 1994, he was a vice president of ITC. From 1984 to 1993, he was a portfolio manager with Westinghouse Pension. Mr. Paul focuses on the fixed income investments for the Portfolio. Since 1994, he has also served as co-portfolio manager for the INVESCO Balanced Portfolio; portfolio manager of INVESCO Select Income Fund, INVESCO High Yield Fund, and INVESCO VIF-High Yield Portfolio; co-portfolio manager of INVESCO Industrial Income Fund and INVESCO VIF-Industrial Income Fund; portfolio manager and senior vice president of ITC. Formerly, Mr. Paul was Senior Vice President and Director of Fixed-Income Research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe and Farnham Inc., and President (1993 to 1994) of Quixote Investment Management, Inc. Mr. Grossi has served as co-portfolio manager of the INVESCO Balanced Fund since 1996. He is also the portfolio manager of INVESCO Worldwide Capital Goods Fund. Mr. Grossi began his investment career in 1944 and is now a vice president of ITC. Formerly, Mr. Grossi was a portfolio manager for Westinghouse Pension Investments Corporation.

The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A.
(Honours) degree in Economics from Edinburgh University.

Ariel Capital Management, Inc. (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601.

The day-to-day manager for the Small-Cap Value Portfolio is John W. Rogers, Jr. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Calvert-Ariel Growth Fund.

Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.

Jeffrey C. Petherick, Vice President of Loomis Sayles, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the Small-Cap Aggressive Growth Portfolio. Mr. Petherick has co-managed the Portfolio since the Portfolio's inception. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne has co-managed the Portfolio since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

Founders Asset Management, LLC ("Founders") is a Delaware limited liability company, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.

The day-to-day manager of the Maxim Blue Chip Portfolio is Thomas M. Arrington, Vice President of Investments, Founders Asset Management, LLC. Mr. Arrington is a Chartered Financial Analyst who has been lead portfolio manager for Founders Blue Chip Fund since February 1999. Mr. Arrington joined Founders in December 1998 as co-lead portfolio manager for Founders Growth Fund. Prior to joining Founders, he was a vice president and director of income equity strategy
(1994-1998),  a vice  president  and  director  of income  and  growth  strategy
(1993-1994), a securities research analyst (1991-1994), and a business administration manager (1990-1991) for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. A graduate of the University of California, Los Angeles, Mr. Arrington received an MBA from San Francisco State University.

Year 2000 Issues
The services provided to the Fund by GW Capital Management depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The year 2000 problem could also have a negative impact on the companies in which the Portfolios invest. Any of these factors could have an adverse effect on the performance of the Portfolios. GW Capital Management has been actively working on necessary changes to its computer systems to deal with the year 2000 and to obtain assurances from our service providers that they are taking similar steps. GW Capital Management is working to avoid problems associated with the Year 2000 computer-related problems, but cannot provide absolute assurance that this problem will not have an adverse affect on the Fund.

Each sub-adviser has provided assurance to GW Capital Management that they have been actively working on necessary changes to their computer systems to deal with the year 2000 and to work with their service providers to assure that they are taking similar steps.

                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios
Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts and variable life policies. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Share Price
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be next net asset value calculated after we receive your order in good form.

The net asset value of the Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available of if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) , that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Dividends and Capital Gains Distributions
Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.
o The Bond, U.S. Government Securities and Short-Term Maturity Bond Portfolios ordinarily distribute dividends from net investment income quarterly.
o The Blue Chip, Maxim T. Rowe Equity/Income, Maxim INVESCO Balanced, MidCap, MidCap Growth, Small-Cap Value, Small-Cap Aggressive Growth, Maxim INVESCO Small-Cap Growth, Stock Index, Small-Cap Index, Value Index, Growth Index, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios ordinarily distribute dividends semi-annually.
o The International Equity and Maxim INVESCO ADR Portfolios ordinarily distribute dividends annually.
o All of the Portfolios generally distribute capital gains, if any, in December.

Tax Consequences
The Portfolios are not currently separately taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in Fund. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the period of the Portfolios' operations. Certain information reflects financial results for a single Portfolio share. Total returns for each period include the reinvestment of all dividends and distributions. The information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request.





                             MAXIM SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                              Year Ended December 31,
                                        ---------------------------------------------------------------------
                                            1998          1997          1996          1995          1994
                                        -------------  ------------ -------------  -----------  -------------

Net Asset Value, Beginning of Period  $      1.0007  $     1.0007        1.0007  $     1.0007 $     1.0007

Income From Investment Operations

Net investment income                        0.0505        0.0512        0.0493        0.0555       0.0394
Net realized and unrealized gain            (0.0002)
(loss)
                                        -------------  ------------ -------------  -----------  -------------

Total Income From Investment                 0.0503        0.0512        0.0493        0.0555       0.0394
Operations
                                        -------------  ------------ -------------  -----------  -------------

Less Distributions

From net investment income                  (0.0505)      (0.0512)      (0.0493)      (0.0555)     (0.0394)
                                        -------------  ------------ -------------  -----------  -------------

Total Distributions                         (0.0505)      (0.0512)      (0.0493)      (0.0555)     (0.0394)
                                        -------------  ------------ -------------  -----------  -------------

Net Asset Value, End of Period        $      1.0005  $     1.0007        1.0007  $     1.0007 $     1.0007
                                        =============
                                                       ============ =============  ===========  =============

Total Return/Yield                           5.15%         5.24%         5.04%         5.62%        3.80%

Ratios/Supplemental Data

Net Assets, End of Period             $  619,416,664 $ 453,155,210   396,453,188 $ 277,257,289$ 186,587,262

Ratio of Expenses to Average Net             0.46%         0.46%         0.46%          0.46%       0.46%
Assets

Ratio of Net Investment Income to
    Average Net Assets                       5.05%         5.14%         4.99%          5.55%       3.96%





                             MAXIM SERIES FUND, INC.

                       SHORT-TERM MATURITY BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998, 1997, 1996 and 1995 are as follows:


                                                                    Year Ended December 31,
                                                   ----------------------------------------------------------
                                                       1998            1997           1996          1995
                                                   --------------  -------------  ------------- -------------
                                                                                                    (A)
Net Asset Value, Beginning of Year               $     1.0134    $      1.0065  $      1.0092       1.0000

Income From Investment Operations

Net investment income                                  0.0546           0.0534         0.0489       0.0194
Net realized and unrealized gain (loss)                0.0087           0.0070        (0.0027)      0.0105
                                                   --------------  -------------  ------------- -------------

Total Income From Investment Operations                0.0633           0.0604         0.0462       0.0299

Less Distributions

From net investment income                            (0.0543)         (0.0534)       (0.0489)     (0.0207)
From net realized gains                               (0.0020)         (0.0001)
                                                   --------------  -------------  ------------- -------------

Total Distributions                                   (0.0563)         (0.0535)       (0.0489)     (0.0207)
                                                   --------------  -------------  ------------- -------------

Net Asset Value, End of Year                     $     1.0204    $      1.0134  $      1.0065       1.0092
                                                   ==============  =============  ============= =============

Total Return                                           6.36%            6.14%          4.70%        3.02%

Ratios/Supplemental Data

Net Assets, End of Year                          $  110,917,091  $  78,367,545  $  39,503,114    15,618,670

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%        0.53%*

Ratio of Net Investment Income to Average Net          5.45%            5.47%          5.15%        4.61%*
Assets

Portfolio Turnover Rate                               37.33%           84.59%         51.71%       97.87%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $73,139,704 and $34,240,284, respectively.


(A) The portfolio commenced operations on August 1, 1995.

* Annualized



                             MAXIM SERIES FUND, INC.

                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995 and 1994 is as follows:

                                                                 Year Ended December 31,
                                              ---------------------------------------------------------------
                                                 1998           1997         1996         1995        1994
                                              ------------   -----------  -----------   ----------  ---------

Net Asset Value, Beginning of  Period       $    1.2119    $    1.2059  $    1.2301   $    1.1352 $   1.2274

Income From Investment Operations

Net investment income                            0.0740         0.0767       0.0745        0.0736     0.0634
Net realized and unrealized gain (loss)          0.0050         0.0060      (0.0242)       0.0949    (0.0922)
                                              ------------   -----------  -----------   ----------  ---------


 Total Income (Loss) From Investment             0.0790         0.0827       0.0503        0.1685    (0.0288)
Operations

Less Distributions

From net investment income                      (0.0740)       (0.0767)     (0.0745)      (0.0736)   (0.0634)
                                              ------------   -----------  -----------   ----------  ---------

Total Distributions                             (0.0740)       (0.0767)     (0.0745)      (0.0736)   (0.0634)
                                              ------------   -----------  -----------   ----------  ---------

Net Asset Value, End of Period              $    1.2169    $    1.2119  $    1.2059   $    1.2301 $   1.1352
                                              ============   ===========  ===========   ==========  =========

Total Return                                     6.65%          7.07%        4.26%        15.21%     (2.36)%

Ratios/Supplemental Data

Net Assets, End of Period                   $ 76,099,882   $ 70,283,703 $ 78,093,109  $ 80,025,099$ 68,965,299

Ratio of Expenses to Average Net Assets          0.60%          0.60%        0.60%         0.60%      0.60%

Ratio of Net Investment Income to Average        6.00%          6.22%        6.10%         6.16%      5.33%
Net Assets

Portfolio Turnover Rate                         42.50%         90.81%      117.39%       191.58%     60.85%






Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $32,742,558 and $29,886,069, respectively.





                             MAXIM SERIES FUND, INC.

                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 is as follows:

                                                                 Year Ended December 31,
                                              ---------------------------------------------------------------
                                                1998          1997         1996          1995        1994
                                              ----------   -----------   ----------   -----------  ----------

Net Asset Value, Beginning of Period             1.0918  $    1.0738   $     1.1001 $    1.0138  $    1.1061

Income From Investment Operations

Net investment income                            0.0646       0.0707         0.0675      0.0723       0.0572
Net realized and unrealized gain (loss)          0.0126       0.0180        (0.0263)     0.0863      (0.0924)
                                                           -----------   ----------   -----------  ----------
                                              ----------

Total Income (Loss) from Investment              0.0772       0.0887         0.0412      0.1586      (0.0352)
Operations
                                              ----------   -----------   ----------   -----------  ----------

Less Distributions

From net investment income                      (0.0641)     (0.0707)       (0.0675)    (0.0723)     (0.0571)
                                              ----------   -----------   ----------   -----------  ----------

Total Distributions                             (0.0641)     (0.0707)       (0.0675)    (0.0723)     (0.0571)
                                              ----------   -----------   ----------   -----------  ----------

Net Asset Value, End of Period                   1.1049       1.0918   $     1.0738 $    1.1001  $    1.0138
                                              ==========   ===========   ==========   ===========  ==========

Total Return                                     7.24%        8.51%          3.92%      16.09%       (3.20)%

Ratios/Supplemental Data

Net Assets, End of Period                     78,875,126 $ 58,311,917  $ 64,077,863 $ 62,473,959 $ 56,338,235

Ratio of Expenses to Average Net Assets          0.60%        0.60%          0.60%       0.60%        0.60%

Ratio of Net Investment Income to Average        5.91%        6.32%          6.22%       6.76%        5.47%
Net Assets

Portfolio Turnover Rate                         56.64%       55.54%        145.02%     185.57%      308.47%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $56,734,133 and $35,922,799, respectively.





                             MAXIM SERIES FUND, INC.

                            CORPORATE BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                         --------------------------------------------------------------------
                                             1998           1997         1996          1995         1994
                                         --------------  -----------  ------------  -----------  ------------
                                                                                                     (A)
Net Asset Value, Beginning of Year            1.1981   $     1.1618 $      1.1521 $      0.9716$     1.0000

Income From Investment Operations

Net investment income                         0.0838         0.0764        0.0825        0.0842      0.0137
Net realized and unrealized gain (loss)      (0.0429)        0.0689        0.0324        0.1994     (0.0284)
                                         --------------  -----------  ------------  -----------  ------------

Total Income (Loss) From Investment
   Operations                                 0.0409         0.1453        0.1149        0.2836     (0.0147)
                                         --------------  -----------  ------------  -----------  ------------

Less Distributions

From net investment income                   (0.0839)       (0.0762)      (0.0825)      (0.1001)    (0.0137)
From net realized gains                      (0.0433)       (0.0328)      (0.0227)      (0.0030)
                                         --------------  -----------  ------------  -----------  ------------

Total Distributions                          (0.1272)       (0.1090)      (0.1052)      (0.1031)    (0.0137)
                                         --------------  -----------  ------------  -----------  ------------

Net Asset Value, End of Year                  1.1118   $     1.1981 $      1.1618 $      1.1521$     0.9716
                                         ==============  ===========  ============  ===========  ============

Total Return                                  3.43%         12.70%        10.35%        30.19%      (1.47)%

Ratios/Supplemental Data

Net Assets, End of Year                   199,386,033  $ 158,884,389$ 83,645,029  $ 45,530,190 $ 13,713,195

Ratio of Expenses to Average Net Assets       0.90%           0.90%        0.90%         0.90%       1.08% *

Ratio of Net Investment Income to
  Average Net Assets                          7.41%           7.14%        7.68%         7.89%       8.64% *

Portfolio Turnover Rate                      55.47%          52.69%       40.02%        24.70%       9.45%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $151,069,300 and $101,598,707, respectively.

(A) The portfolio commenced operations on November 1, 1994.




                             MAXIM SERIES FUND, INC.

                            SMALL-CAP VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                                 Year Ended December 31,
                                           --------------------------------------------------------------------
                                               1998           1997          1996         1995          1994
                                           --------------  -----------   -----------  -----------   -----------

Net Asset Value, Beginning of Period     $      0.9154   $    1.2480   $    1.0669  $    0.9974   $    1.0330

Income From Investment Operations

Net investment income                           0.0022        0.0067        0.0095       0.0286        0.0068
Net realized and unrealized gain (loss)         0.0721        0.3223        0.1811       0.1234       (0.0356)
                                           --------------  -----------   -----------  -----------   -----------

Total Income (Loss) From
    Investment Operations                       0.0743        0.3290        0.1906       0.1520       (0.0288)
                                           --------------  -----------   -----------  -----------   -----------

Less Distributions

From net investment income                     (0.0022)      (0.0067)      (0.0095)     (0.0636)      (0.0068)
From net realized gains                        (0.0337)      (0.6549)                   (0.0189)
                                           --------------  -----------   -----------  -----------   -----------

Total Distributions                            (0.0359)      (0.6616)      (0.0095)     (0.0825)      (0.0068)
                                           --------------  -----------   -----------  -----------   -----------

Net Asset Value, End of Period           $      0.9538   $    0.9154   $    1.2480  $    1.0669   $    0.9974
                                           ==============  ===========   ===========  ===========   ===========

Total Return                                    8.28%        27.86%        17.94%       15.51%        (2.78)%

Ratios/Supplemental Data

Net Assets, End of Period                $   38,747,052  $ 22,526,242  $ 36,599,651 $ 20,769,579  $ 9,721,848

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                         1.27%        1.33%         1.42%        1.52%           1.61%
    After reimbursement #                        1.26%        1.28%         1.31%        1.35%           1.33%

Ratio of Net Investment Income
    to Average Net Assets                        0.27%        0.64%         0.90%        2.51%         0.80%

Portfolio Turnover Rate                         26.29%       82.83%        30.61%       17.78%        16.81%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $20,516,913 and $7,443,580, respectively.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.





                             MAXIM SERIES FUND, INC.

                      SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                        -----------------------------------------------------------------------
                                            1998           1997          1996           1995          1994
                                        --------------  ------------  ------------  -------------  ------------
                                                                                                       (A)
Net Asset Value, Beginning of Period  $    1.5316     $   1.4028    $     1.1605  $     0.9755   $     1.0000

Income From Investment Operations

Net investment income                      0.0139         0.0103          0.0091        0.0075        (0.0016)
Net realized and unrealized gain          (0.0492)        0.3273          0.3376        0.2840        (0.0229)
(loss)
                                        --------------  ------------  ------------  -------------  ------------

Total Income (Loss) From Investment
    Operations                            (0.0353)        0.3376          0.3467        0.2915        (0.0245)
                                        --------------  ------------  ------------  -------------  ------------

Less Distributions

From net investment income                (0.0138)       (0.0100)        (0.0091)      (0.0945)
From net realized gains                   (0.0343)       (0.1988)        (0.0953)      (0.0120)
                                        --------------  ------------  ------------  -------------  ------------

Total Distributions                       (0.0481)       (0.2088)        (0.1044)      (0.1065)
                                        --------------  ------------  ------------  -------------  ------------

Net Asset Value, End of Period        $    1.4482     $   1.5316    $     1.4028  $     1.1605   $     0.9755
                                        ==============  ============  ============  =============  ============

Total Return                               (2.28)%        24.50%         30.09%        29.96%         (2.46)%

Ratios/Supplemental Data

Net Assets, End of Period             $  127,807,361  $ 183,322,635 $  79,944,926 $  28,594,611  $  12,963,409

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                    1.11%          1.11%          1.27%         1.46%          1.61% *
    After reimbursement #                   1.11%          1.11%          1.26%         1.30%          1.26% *

Ratio of Net Investment Income
    to Average Net Assets                   0.81%          0.89%          0.98%         0.65%         (1.08)% *

Portfolio Turnover Rate                    149.12%        93.28%         62.63%        99.48%          8.84%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $428,455,623 and $200,770,368, respectively.

(A) The portfolio commenced operations on November 1, 1994.

* Annualized

#  Percentage  is  shown  net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.





                             MAXIM SERIES FUND, INC.

                       INVESCO SMALL-CAP GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the  portfolio  for years  ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                                Year Ended December 31,
                                           ------------------------------------------------------------------
                                               1998          1997         1996          1995         1994
                                           -------------  -----------  -----------   ------------  ----------
                                                                                                      (A)
Net Asset Value, Beginning of Period     $      1.5955  $     1.4330 $      1.2734 $      1.0054 $     1.0000

Income From Investment Operations

Net investment income (loss)                   (0.0048)       0.0009        0.0024        0.0069       0.0030
Net realized and unrealized gain                0.2842        0.2612        0.3380        0.3118       0.0054
                                           -------------  -----------  -----------   ------------  ----------

Total Income From Investment Operations         0.2794        0.2621        0.3404        0.3187       0.0084
                                           -------------  -----------  -----------   ------------  ----------

Less Distributions

From net investment income                                   (0.0009)      (0.0024)      (0.0341)     (0.0030)
From net realized gains                        (0.0243)      (0.0987)      (0.1784)      (0.0166)
                                           -------------  -----------  -----------   ------------  ----------

Total Distributions                            (0.0243)      (0.0996)      (0.1808)      (0.0507)     (0.0030)
                                           -------------  -----------  -----------   ------------  ----------

Net Asset Value, End of Period           $      1.8506  $     1.5955 $      1.4330 $      1.2734 $     1.0054
                                           =============  ===========  ===========                 ==========
                                                                                     ============

Total Return                                   17.62%        18.70%        26.73%        31.79%        0.84%

Ratios/Supplemental Data

Net Assets, End of Period                $  82,115,568  $ 62,251,873 $  31,827,778 $  6,385,180  $ 2,022,380

Ratio of Expenses to Average Net Assets:
       Before reimbursement                     1.11%        1.19%         1.46%         2.30%       5.10% *
       After reimbursement #                    1.10%        1.10%         1.10%         1.10%       1.08% *

Ratio of Net Investment Income
       to Average Net Assets                   (0.31)%       0.01%        25.00%         0.58%       1.86% *

Portfolio Turnover Rate                       149.15%       174.65%       265.05%      266.64%         0.00%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $99,917,808 and $92,106,636, respectively.

* Annualized

(A) The portfolio commenced operations on November 1, 1994.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.




                             MAXIM SERIES FUND, INC.

                                MID-CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995 and 1994 are as follows:

                                                               Year Ended December 31,
                                        ----------------------------------------------------------------------
                                                       ------------
                                            1998          1997          1996           1995          1994
                                        -------------  ------------  ------------   -----------   ------------
                                                                                                      (A)
Net Asset Value, Beginning of Period  $     1.5532   $      1.4327 $      1.3538  $     1.1003  $     1.0000

Income From Investment Operations

Net investment income (loss)               (0.0092)        (0.0437)      (0.0083)       0.0018        0.0076
Net realized and unrealized gain            0.5058          0.2257        0.0890        0.2893        0.1003
                                        -------------  ------------  ------------   -----------   ------------

Total Income From Investment                0.4966          0.1820        0.0807        0.2911        0.1079
Operations
                                        -------------  ------------  ------------   -----------   ------------

Less Distributions

From net investment income                                                             (0.0317)      (0.0076)
From net realized gains                    (0.2081)        (0.0615)      (0.0018)      (0.0059)
                                        -------------  ------------  ------------   -----------   ------------

Total Distributions                        (0.2081)        (0.0615)      (0.0018)      (0.0376)      (0.0076)
                                        -------------  ------------  ------------   -----------   ------------

Net Asset Value, End of Period        $     1.8417   $      1.5532 $      1.4327  $     1.3538  $     1.1003
                                        =============  ============  ============   ===========   ============

Total Return                               33.77%          12.95%          5.96%       26.50%        10.86%

Ratios/Supplemental Data

Net Assets, End of Period             $ 317,547,944  $  233,939,911$ 214,710,803  $ 148,264,194 $ 81,088,654

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                    1.02%           1.06%         1.08%          1.15%         1.13%
    After reimbursement #                   1.02%           1.06%         1.07%          1.10%         1.07%

Ratio of Net Investment Income
    to Average Net Assets                  (0.64)%         (0.51)%       (0.66)%         0.13%         1.26%

Portfolio Turnover Rate                    87.81%         139.74%         80.31%        167.21%       166.12%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $219,995,056 and $339,059,102, respectively.

(A) The portfolio commenced operations January 3, 1994.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.




                             MAXIM SERIES FUND, INC.

                             MIDCAP GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                              Year Ended December 31,
                                                                       ---------------------------------------
                                                                            1998                   1997
                                                                       ----------------      -----------------
                                                                                                   (A)
Net Asset Value, Beginning of Year                                  $       1.1069         $       1.0000

Income From Investment Operations

Net investment income (loss)                                               (0.0016)
Net realized and unrealized gain                                            0.2471                 0.1086
                                                                       ----------------      -----------------

Total Income From Investment Operations                                     0.2455                 0.1086
                                                                       ----------------      -----------------

Less Distributions

From net realized gains                                                    (0.0052)               (0.0017)
                                                                       ----------------      -----------------

Total Distributions                                                        (0.0052)               (0.0017)
                                                                       ----------------      -----------------

Net Asset Value, End of Year                                        $       1.3472         $       1.1069
                                                                       ================      =================

Total Return                                                               22.23%                 10.86%

Ratios/Supplemental Data

Net Assets, End of Year                                             $    139,762,438       $     56,704,297

Ratio of Expenses to Average Net Assets:
    Before reimbursement                                                    1.16%                  1.30% *
    After reimbursement #                                                   1.05%                  1.05% *

Ratio of Net Investment Income to Average Net Assets                       (0.21)%                (0.16)% *

Portfolio Turnover Rate                                                    52.50%                 24.28%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $120,493,581 and $45,527,992, respectively.

(A) The portfolio commenced operations on July 1, 1997.

* Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.




                             MAXIM SERIES FUND, INC.

                         INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                        ----------------------------------------------------------------------
                                            1998          1997          1996          1995           1994
                                        -------------  -----------  -------------  ------------  -------------

Net Asset Value, Beginning of Period  $      1.2786  $      1.3229$      1.1395  $      1.0673 $      1.0110

Income From Investment Operations

Net investment income                        0.0270         0.0205       0.0136         0.0190        0.0049
Net realized and unrealized gain            (0.0911)        0.0053       0.2087         0.0756        0.0563
(loss)
                                        -------------  -----------  -------------  ------------  -------------

Total Income (Loss) From
    Investment Operations                   (0.0641)        0.0258       0.2223         0.0946        0.0612
                                        -------------  -----------  -------------  ------------  -------------

Less Distributions

From net investment income                  (0.0271)       (0.0204)     (0.0136)       (0.0224)      (0.0049)
From net realized gains                                    (0.0497)     (0.0253)
                                        -------------  -----------  -------------  ------------  -------------

Total Distributions                         (0.0271)       (0.0701)     (0.0389)       (0.0224)      (0.0049)
                                        -------------  -----------  -------------  ------------  -------------

Net Asset Value, End of Period        $      1.1874  $      1.2786$      1.3229  $      1.1395 $      1.0673
                                        =============  ===========
                                                                    =============  ============  =============

Total Return                                (5.00)%         1.99%       19.59%          8.93%         6.06%

Ratios/Supplemental Data

Net Assets, End of Period             $ 120,381,642  $ 132,774,511$  96,172,049  $  55,017,668 $  32,180,949

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                     1.21%          1.21%        1.42%          1.62%
    After reimbursement #                    1.20%          1.20%        1.39%          1.50%         1.49%

Ratio of Net Investment Income
    to Average Net Assets                    2.05%          1.70%        1.24%          1.70%         1.25%

Portfolio Turnover Rate                     40.02%         34.30%       22.21%         20.28%        11.49%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $58,457,028 and $48,792,005, respectively.



#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or Capital Management, LLC.




                             MAXIM SERIES FUND, INC.

                              INVESCO ADR PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                                  Year Ended December 31,
                                              -----------------------------------------------------------------
                                                             ------------
                                                 1998           1997          1996         1995        1994
                                              ------------   ------------  -----------  ----------- -----------
                                                                                                       (A)
Net Asset Value, Beginning of Period              1.4804   $     1.3508  $     1.1255 $     0.9859     1.0000

Income From Investment Operations

Net investment income                             0.0123         0.0114        0.0112       0.0120     0.0026
Net realized and unrealized gain (loss)           0.1453         0.1512        0.2266       0.1396    (0.0141)
                                              ------------   ------------  -----------  ----------- -----------

Total Income (Loss) From Investment               0.1576         0.1626        0.2378       0.1516    (0.0115)
Operations
                                              ------------   ------------  -----------  ----------- -----------

Less Distributions

From net investment income                       (0.0128)       (0.0116)      (0.0112)     (0.0120)   (0.0026)
From net realized gains                                         (0.0214)      (0.0013)
                                              ------------   ------------  -----------  ----------- -----------

Total Distributions                              (0.0128)       (0.0330)      (0.0125)     (0.0120)   (0.0026)
                                              ------------   ------------  -----------  ----------- -----------

Net Asset Value, End of Period                    1.6252   $     1.4804  $     1.3508 $     1.1255     0.9859
                                              ============   ============  ===========              ===========
                                                                                        ===========

Total Return                                     10.64%         12.08%        21.17%       15.48%     (1.16)%

Ratios/Supplemental Data

Net Assets, End of Period                      28,296,279  $  16,581,357 $ 7,694,858  $ 2,681,969   1,976,834

Ratio of Expenses to Average Net Assets:
    Before reimbursement                          1.32%          1.63%         2.29%        2.78%      5.33%*
    After reimbursement #                         1.30%          1.30%         1.33%        1.50%      1.50% *

Ratio of Net Investment Income to
    Average Net Assets                            0.86%          1.02%         1.20%        1.17%      1.56% *

Portfolio Turnover Rate                          28.66%         19.56%        15.25%        5.88%      2.42%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $16,409,993 and $6,710,165, respectively.


* Annualized

(A) The portfolio commenced operations on November 1, 1994.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.



                             MAXIM SERIES FUND, INC.

                      T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                        -----------------------------------------------------------------------
                                                       -------------
                                            1998           1997           1996          1995          1994
                                        -------------- -------------   -----------  -------------  ------------
                                                                                                       (A)
Net Asset Value, Beginning of Period  $     1.7602          1.4492   $      1.2633$      0.9805  $      1.0000

Income From Investment Operations

Net investment income                       0.0370          0.0357          0.0299       0.0345         0.0061
Net realized and unrealized gain            0.1177          0.3783          0.2130       0.2892        (0.0195)
(loss)
                                        -------------- -------------   -----------  -------------  ------------

Total Income (Loss) From
    Investment Operations                   0.1547          0.4140          0.2429       0.3237        (0.0134)
                                        -------------- -------------   -----------  -------------  ------------

Less Distributions

From net investment income                 (0.0369)        (0.0357)        (0.0300)     (0.0396)       (0.0061)
From net realized gains                    (0.0976)        (0.0673)        (0.0270)     (0.0013)
                                        -------------- -------------   -----------  -------------  ------------

Total Distributions                        (0.1345)        (0.1030)        (0.0570)     (0.0409)       (0.0061)
                                        -------------- -------------   -----------  -------------  ------------

Net Asset Value, End of Period        $     1.7804          1.7602   $      1.4492$      1.2633  $      0.9805
                                        ============== =============   ===========                 ============
                                                                                    =============

Total Return                                8.93%          28.82%          19.39%       33.42%         (1.34)%

Ratios/Supplemental Data

Net Assets, End of Period             $ 209,702,724    167,154,169   $ 69,535,903 $  10,950,195  $  2,110,302

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                    0.88%           0.93%           1.20%       1.82%           5.89% *
    After reimbursement #                   0.88%           0.91%           0.95%       0.95%           0.95% *

Ratio of Net Investment Income to
    Average  Net Assets                     2.14%           2.48%           2.85%       3.46%           3.90% *

Portfolio Turnover Rate                    32.30%          25.35%          26.15%      14.00%           2.74%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $105,037,660 and $59,705,673, respectively.

(A) The portfolio commenced operations on November 1, 1994.

* Annualized

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.


                             MAXIM SERIES FUND, INC.

                               BLUE CHIP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                            Year Ended December 31,
                                                                   ------------------------------------------
                                                                         1998                     1997
                                                                   ------------------       -----------------
                                                                                                  (A)
Net Asset Value, Beginning of Year                                $       1.0228          $       1.0000

Income From Investment Operations

Net investment income                                                     0.0157                  0.0089
Net realized and unrealized gain                                          0.1655                  0.0228
                                                                   ------------------       -----------------

Total Income From Investment Operations                                   0.1812                  0.0317
                                                                   ------------------       -----------------

Less Distributions

From net investment income                                               (0.0157)                (0.0089)

From net realized gains                                                  (0.0435)
                                                                   ------------------       -----------------

Total Distributions                                                      (0.0592)                (0.0089)
                                                                   ------------------       -----------------

Net Asset Value, End of Year                                      $       1.1448          $       1.0228
                                                                   ==================       =================

Total Return                                                             17.85%                   3.17%

Ratios/Supplemental Data

Net Assets, End of Year                                           $   120,887,237         $    94,206,892

Ratio of Expenses to Average Net Assets:
     Before reimbursement                                                  1.15%                  1.15% *
     After reimbursement #                                                 1.15%                  1.14% *

Ratio of Net Investment Income to Average Net Assets                       1.46%                  1.78% *

Portfolio Turnover Rate                                                  287.17%                111.45%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $301,523,208 and $281,082,327, respectively.

(A) The portfolio commenced operations on July 1, 1997.

* Annualized

# Percentage is shown net of expenses reimbursed by GW Capital Management, LLC.



                                        MAXIM SERIES FUND, INC.

                                      INVESCO BALANCED PORTFOLIO
                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997 and 1996 are as follows:

                                                               Year Ended December 31,
                                               ---------------------------------------------------------
                                                                  ------------------
                                                     1998               1997                 1996
                                               -----------------  ------------------    ----------------
                                                                                              (A)
Net Asset Value, Beginning of Period         $      1.2588      $          1.0408     $      1.0000

Income From Investment Operations

Net investment income                               0.0289                 0.0187            0.0052
Net realized and unrealized gain                    0.2020                 0.2518            0.0420
                                               -----------------  ------------------    ----------------

Total Income From Investment Operations             0.2309                 0.2705            0.0472
                                               -----------------  ------------------    ----------------

Less Distributions

From net investment income                         (0.0289)               (0.0187)          (0.0052)
From net realized gains                                                   (0.0338)          (0.0012)
                                               -----------------  ------------------    ----------------

Total Distributions                                (0.0289)               (0.0525)          (0.0064)
                                               -----------------  ------------------    ----------------

Net Asset Value, End of Period               $      1.4608      $          1.2588     $      1.0408
                                               =================  ==================    ================

Total Return                                       18.42%                 26.10%             4.60%

Ratios/Supplemental Data

Net Assets, End of Period                    $  175,637,780     $    127,072,586      $  15,987,166

Ratio of Expenses to Average Net Assets             1.00%                  1.00%             1.00% *

Ratio of Net Investment Income to
     Average Net Assets                             2.18%                  2.77%             2.84% *

Portfolio Turnover Rate                           119.95%                150.57%            17.14%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $202,494,145 and $175,643,036 respectively.


* Annualized

(A) The portfolio commenced operations on October 1, 1996.



                             MAXIM SERIES FUND, INC.

                              STOCK INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                             Year Ended December 31,
                                       ---------------------------------------------------------------------
                                           1998           1997          1996          1995         1994
                                       -------------   -----------   ------------  ------------ ------------

Net Asset Value, Beginning of Period $      2.9474   $     2.3650  $     1.9796  $     1.4978       1.5575

Income From Investment Operations

Net investment income                       0.0283         0.0364        0.0336        0.0334       0.0350
Net realized and unrealized gain            0.7538         0.7196        0.3960        0.4963      (0.0335)
(loss)
                                       -------------   -----------   ------------  ------------ ------------

Total Income (Loss) From
     Investment Operations                  0.7821         0.7560        0.4296        0.5297       0.0015

Less Distributions

From net investment income                 (0.0284)       (0.0364)      (0.0336)      (0.0332)     (0.0350)
From net realized gains                    (0.1190)       (0.1372)      (0.0106)      (0.0147)     (0.0262)
                                       -------------   -----------   ------------  ------------ ------------

Total Distributions                        (0.1474)       (0.1736)      (0.0442)      (0.0479)     (0.0612)
                                       -------------   -----------   ------------  ------------ ------------

Net Asset Value, End of Period       $      3.5821   $     2.9474  $     2.3650  $     1.9796       1.4978
                                       =============   ===========   ============  ============ ============

Total Return                               26.79%         32.20%        21.81%       35.60%         0.14%

Ratios/Supplemental Data

Net Assets, End of Period            $ 1,029,722,471 $ 817,386,568 $ 936,806,358 $ 707,459,637  497,339,992

Ratio of Expenses to Average Net            0.60%          0.60%         0.60%         0.60%        0.60%
Assets:

Ratio of Net Investment Income
     to Average Net Assets                  0.87%          1.15%         1.58%         1.91%        2.23%

Portfolio Turnover Rate                    12.91%         17.30%         3.31%         5.25%       11.98%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $133,508,986 and $117,060,332, respectively.





                             MAXIM SERIES FUND, INC.

                            SMALL-CAP INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                               Year Ended December 31,
                                        ----------------------------------------------------------------------
                                            1998           1997          1996          1995          1994
                                        --------------  -----------  -------------  ------------  ------------

Net Asset Value, Beginning of Period          1.2588  $      1.2370$      1.1680  $      0.9540 $     1.0112

Income From Investment Operations

Net investment income                         0.0069         0.0081       0.0124         0.0102       0.0097
Net realized and unrealized gain             (0.0532)        0.2419       0.1659         0.2393      (0.0572)
(loss)
                                        --------------  -----------  -------------  ------------  ------------

Total Income (Loss)
    from Investment Operations               (0.0463)        0.2500       0.1783         0.2495      (0.0475)
                                        --------------  -----------  -------------  ------------  ------------

Less Distributions

From net investment income                   (0.0069)       (0.0081)     (0.0124)       (0.0197)     (0.0097)
From net realized gains                      (0.4135)       (0.2201)     (0.0969)       (0.0158)
                                        --------------  -----------  -------------  ------------  ------------

Total Distributions                          (0.4204)       (0.2282)     (0.1093)       (0.0355)     (0.0097)
                                        --------------  -----------  -------------  ------------  ------------

Net Asset Value, End of Period                0.7921  $      1.2588$      1.2370  $      1.1680 $     0.9540
                                        ==============  ===========  =============  ============  ============

Total Return                                 (1.58)%        21.00%       15.30%         26.24%       (4.69)%

Ratios/Supplemental Data

Net Assets, End of Period                23,618,628   $ 121,454,805$  80,783,692  $  51,610,284 $  23,336,944

Ratio of Expenses to Average Net              0.60%          0.60%        0.60%          0.60%         0.60%
Assets

Ratio of Net Investment Income
    to Average Net Assets                     0.25%          0.66%        1.04%          1.00%         1.20%

Portfolio Turnover Rate                      59.18%        102.45%       39.66%         30.17%        53.44%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $70,654,510 and $158,336,536, respectively.




                             MAXIM SERIES FUND, INC.

                              VALUE INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995 and 1994 is as follows:

                                                              Year Ended December 31,
                                       ----------------------------------------------------------------------
                                           1998           1997           1996          1995         1994
                                       --------------  ------------  -------------  -----------  ------------

Net Asset Value, Beginning of Year   $      1.8136       1.4538    $      1.2623  $     0.9614 $      1.0118

Income From Investment Operations

Net investment income                       0.0279       0.0278           0.0298        0.0305        0.0253
Net realized and unrealized gain            0.2301       0.4631           0.2287        0.3198       (0.0504)
(loss)
                                       --------------  ------------  -------------  -----------  ------------

Total Income (Loss) From Investment
Operations                                  0.2580       0.4909           0.2585        0.3503       (0.0251)
                                       --------------  ------------  -------------  -----------  ------------

Less Distributions

From net investment income                 (0.0278)     (0.0278)         (0.0298)      (0.0359)      (0.0253)
From net realized gains                    (0.1485)     (0.1033)         (0.0372)      (0.0135)
                                       --------------  ------------  -------------  -----------  ------------

Total Distributions                        (0.1763)     (0.1311)         (0.0670)      (0.0494)      (0.0253)
                                       --------------  ------------  -------------  -----------  ------------

Net Asset Value, End of Year         $      1.8953   $   1.8136    $      1.4538  $     1.2623 $      0.9614
                                       ==============  ============  =============  ===========  ============

Total Return                               14.48%        34.08%          20.63%        36.80%        (2.49)%

Ratios/Supplemental Data

Net Assets, End of Year              $  326,339,498  $ 237,421,804 $  122,283,026 $  65,183,898$ 25,610,474

Ratio of Expenses to Average Net            0.60%         0.60%           0.60%        0.60%          0.60%
Assets

Ratio of Net Investment Income
  to Average Net Assets                     1.54%         1.83%           2.38%        2.87%          3.18%

Portfolio Turnover Rate                    39.67%        26.03%          16.31%       18.11%         16.88%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $177,712,342 and $111,264,436, respectively.





                             MAXIM SERIES FUND, INC.

                             GROWTH INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:



                                                               Year Ended December 31,
                                        -----------------------------------------------------------------------
                                            1998           1997          1996           1995          1994
                                        --------------  ------------  ------------  -------------  ------------

Net Asset Value, Beginning of Year    $    1.8507     $   1.4852    $     1.3459  $     1.0120   $     1.0064

Income From Investment Operations

Net investment income                      0.0070         0.0085          0.0114        0.0127         0.0133
Net realized and unrealized gain           0.6769         0.4241          0.2851        0.3432         0.0056
                                        --------------  ------------  ------------  -------------  ------------

Total Income From Investment               0.6839         0.4326          0.2965        0.3559         0.0189
Operations

Less Distributions

From net investment income                (0.0070)       (0.0085)        (0.0114)      (0.0165)       (0.0133)
From net realized gains                   (0.1000)       (0.0586)        (0.1458)      (0.0055)
                                        --------------  ------------  ------------  -------------  ------------

Total Distributions                       (0.1070)       (0.0671)        (0.1572)      (0.0220)       (0.0133)
                                        --------------  ------------  ------------  -------------  ------------

Net Asset Value, End of Year          $    2.4276     $   1.8507    $     1.4852  $     1.3459   $     1.0120
                                        ==============  ============  ============  =============  ============

Total Return                               37.28%         29.26%         22.10%        35.29%          1.93%

Ratios/Supplemental Data

Net Assets, End of Year               $  297,170,229  $ 162,975,760 $  83,743,210 $  43,515,299  $  14,171,307

Ratio of Expenses to Average Net            0.60%          0.60%          0.60%         0.60%          0.60%
Assets

Ratio of Net Investment Income
to Average Net Assets                       0.36%          0.54%          0.83%         1.15%          1.57%

Portfolio Turnover Rate                    26.48%         21.52%         41.55%        17.90%         18.50%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $117,491,258 and $56,327,645, respectively.




                                      MAXIM SERIES FUND, INC.

                                    AGGRESSIVE PROFILE PORTFOLIO
                                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                      Year Ended December 31,
                                                               --------------------------------------
                                                                     1998                 1997
                                                               -----------------    -----------------
                                                                                          (A)
Net Asset Value, Beginning of Period                        $         0.9505     $       1.0000

Income From Investment Operations

     Net investment income                                            0.0060             0.0047
     Capital gain distributions received                              0.0286             0.0712
                                                               -----------------    -----------------

       Total distributions received                                   0.0346             0.0759

     Net realized and unrealized gain (loss) on                       0.1061            (0.0432)
     investments
                                                               -----------------    -----------------

       Total from Investment Operations                               0.1407             0.0327
                                                               -----------------    -----------------

 Less Distributions

     From net investment income                                      (0.0111)           (0.0127)
     From net realized gains                                         (0.0007)           (0.0695)
                                                               -----------------    -----------------

       Total Distributions                                           (0.0118)           (0.0822)
                                                               -----------------    -----------------

Net Asset Value, End of Period                              $         1.0794     $       0.9505
                                                               =================    =================

Total Return                                                         14.84%              3.31%

Ratios/Supplemental Data

Net Assets, End of Period                                   $     7,608,452      $     697,434

Ratio of Expenses to Average Net Assets                               0.25%              0.25%*

Ratio of Net Investment Income to Average Net Assets                  0.97%              2.38%*

Portfolio Turnover Rate                                              94.75%             59.90%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $10,247,272 and $3,629,093, respectively.

(A) The portfolio commenced operations on September 9, 1997. * Annualized




                                      MAXIM SERIES FUND, INC.

                              MODERATELY AGGRESSIVE PROFILE PORTFOLIO
                                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                     Year Ended December 31,
                                                              ---------------------------------------
                                                                    1998                  1997
                                                              -----------------
                                                                                    -----------------
                                                                                          (A)
Net Asset Value, Beginning of Period                       $         0.9676      $       1.0000

Income From Investment Operations

     Net investment income                                           0.0136              0.0075
     Capital gain distributions received                             0.0284              0.0568
                                                              -----------------     -----------------

       Total distributions received                                  0.0420              0.0643

     Net realized and unrealized gain (loss) on                      0.0790             (0.0279)
     investments
                                                              -----------------     -----------------

     Total from Investment Operations                                0.1210              0.0364
                                                              -----------------     -----------------

      Less Distributions

     From net investment income                                     (0.0217)            (0.0141)
     From net realized gains                                        (0.0001)            (0.0547)
                                                              -----------------     -----------------

       Total Distributions                                          (0.0218)            (0.0688)
                                                              -----------------     -----------------

     Net Asset Value, End of Period                        $         1.0668      $       0.9676
                                                              =================     =================

Total Return                                                        12.54%               3.66%

Ratios/Supplemental Data

Net Assets, End of Period                                  $     15,066,086      $   1,630,969

Ratio of Expenses to Average Net Assets                              0.25%               0.25%*

Ratio of Net Investment Income to Average Net Assets                 1.80%               4.19%*

Portfolio Turnover Rate                                            123.12%              41.30%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $23,368,947 and $10,262,855, respectively.

(A) The portfolio commenced operations on September 9, 1997.

* Annualized




                                      MAXIM SERIES FUND, INC.

                                     MODERATE PROFILE PORTFOLIO
                                        FINANCIAL HIGHLIGHTS

Selected  data for a share of capital  stock of the  portfolio  for the  periods ended December 31, 1998 and 1997 are as follows:
                                                                      Year Ended December 31,
                                                                     1998                 1997
                                                                                          (A)
Net Asset Value, Beginning of Period                        $         0.9661     $       1.0000

Income From Investment Operations

      Net investment income                                           0.0171             0.0090
      Capital gain distributions received                             0.0159             0.0477
                                                               -----------------    -----------------

        Total distributions received                                  0.0330             0.0567

      Net realized and unrealized gain (loss) on                      0.0769            (0.0308)
      investments
                                                               -----------------    -----------------

        Total from Investment Operations                              0.1099             0.0259
                                                               -----------------    -----------------

Less Distributions

      From net investment income                                     (0.0257)           (0.0144)
      From net realized gains                                                           (0.0454)
                                                               -----------------    -----------------

        Total Distributions                                          (0.0257)           (0.0598)
                                                               -----------------    -----------------

Net Asset Value, End of Period                              $         1.0503     $       0.9661
                                                               =================    =================

Total Return                                                         11.41%              2.60%

Ratios/Supplemental Data

Net Assets, End of Period                                   $     12,600,896     $   1,044,081

Ratio of Expenses to Average Net Assets                               0.25%              0.25%*

Ratio of Net Investment Income to Average Net Assets                  2.27%              5.51%*

Portfolio Turnover Rate                                             114.39%             31.39%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $19,857,542 and $8,538,009, respectively.

(A) The portfolio commenced operations on September 9, 1997.

* Annualized




                                      MAXIM SERIES FUND, INC.

                             MODERATELY CONSERVATIVE PROFILE PORTFOLIO
                                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                    Period Ended December 31,
                                                              ---------------------------------------
                                                                    1998                  1997
                                                              -----------------
                                                                                    -----------------
                                                                                          (A)
Net Asset Value, Beginning of Period                       $         0.9909      $       1.0000

 Income from Investment Operations

      Net investment income                                          0.0266              0.0132
      Capital gain distributions received                            0.0121              0.0182
                                                              -----------------     -----------------

        Total distributions received                                 0.0387              0.0314

      Net realized and unrealized gain (loss) on                     0.0576             (0.0085)
      investments
                                                              -----------------     -----------------

      Total from Investment Operations                               0.0963              0.0229
                                                              -----------------     -----------------

Less Distributions

      From net investment income                                    (0.0398)            (0.0151)
      From net realized gains                                       (0.0004)            (0.0169)
                                                              -----------------     -----------------

        Total Distributions                                         (0.0402)            (0.0320)
                                                              -----------------     -----------------

      Net Asset Value, End of Period                       $         1.0470      $       0.9909
                                                              =================     =================

Total Return                                                         9.75%               2.29%

Ratios/Supplemental Data

Net Assets, End of Period                                  $     9,586,577       $     534,975

Ratio of Expenses to Average Net Assets                              0.25%               0.25%*

Ratio of Net Investment Income to Average Net Assets                 3.41%               6.02%*

Portfolio Turnover Rate                                            112.09%              32.97%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $16,571,603 and $7,535,333, respectively.

(A) The portfolio commenced operations on September 9, 1997. * Annualized




                                      MAXIM SERIES FUND, INC.

                                   CONSERVATIVE PROFILE PORTFOLIO
                                        FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                      Year Ended December 31,
                                                                     1998                 1997
                                                                                          (A)
Net Asset Value, Beginning of Period                        $         1.0088     $       1.0000

 Income From Investment Operations

      Net investment income                                           0.0412             0.0145
      Capital gain distributions received                             0.0149             0.0121
                                                               -----------------    -----------------

        Total distributions received                                  0.0561             0.0266

      Net realized and unrealized gain on investments                 0.0266             0.0094
                                                               -----------------    -----------------

      Total from Investment Operations                                0.0827             0.0360
                                                               -----------------    -----------------

Less Distributions

      From net investment income                                     (0.0613)           (0.0159)
      From net realized gains                                        (0.0001)           (0.0113)
                                                               -----------------    -----------------

        Total Distributions                                          (0.0614)           (0.0272)
                                                               -----------------    -----------------

Net Asset Value, End of Period                              $         1.0301     $       1.0088
                                                               =================    =================

Total Return                                                          8.25%              3.60%

Ratios/Supplemental Data

Net Assets, End of Period                                   $     15,519,563     $     268,416

Ratio of Expenses to Average Net Assets                               0.25%              0.25%*

Ratio of Net Investment Income to Average Net Assets                  4.81%              8.83%*

Portfolio Turnover Rate                                              99.16%             25.56%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $27,795,003 and $12,368,743, respectively.

(A) The portfolio commenced operations on September 9, 1997. * Annualized

                                    ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about a Fund, call 1-800-338-4015.

The SAI and the  annual  and  semi-annual  reports  are  available  on the SEC's
Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-7735.



                         This prospectus should be read
                       and retained for future reference.

                             MAXIM SERIES FUND, INC.


Money Market Portfolio                             Stock Index Portfolio
Investment Grade Corporate Bond Portfolio          Small-Cap Index Portfolio
U.S. Government Mortgage Securities Portfolio      Value Index Portfolio
Short-Term Maturity Bond Portfolio                 Growth Index Portfolio
Corporate Bond Portfolio

Small-Cap Value Portfolio                          MidCap Growth Portfolio
Small-Cap Aggressive Growth Portfolio

Maxim Blue Chip Portfolio                          Foreign Equity Portfolio


                                ----------------
                             8515 East Orchard Road
                               Englewood, CO 80111
                                (800) 338 - 4015


This Prospectus describes fourteen portfolios, nine of which are "Equity Portfolios, four of which are "Debt Portfolios, and one Money Market Portfolio. GW Capital Management, LLC ("GW Capital Management"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by GW Capital Management.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts and variable life policies. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 1, 1999.

                                           CONTENTS

The Portfolios at a Glance
 ..............................................................................
        Maxim Small-Cap Portfolios
        Maxim MidCap Portfolios
        Maxim Foreign Equity Portfolios
        Maxim Domestic Equity Portfolios
             Maxim Index Portfolios
        Maxim Bond Portfolios
        Maxim Money Market Portfolio

Performance ...................................................................

More Information About the Portfolios
 ...............................................................................
        The Equity Portfolios
        The Debt Portfolios
        The Money Market Portfolio

Other Investment Practices
 ...............................................................................

Management of the Portfolios....................................................

Important Information About Your Investment.....................................

How the Fund Reports Performance................................................

Financial Highlights.................................................

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.


THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in high-quality, short-term debt securities. These securities will have the highest rating for short-term debt by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's) or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o       Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money
o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Interest rate risk
o The market value of a money market instrument is affected by changes in interest rates. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have lower yields.

Portfolio Performance Data

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance.

As of December 31, 1998, the Money Market Portfolio's 7-day yield was x.xx% and its effective yield was x.xx%.

MAXIM BOND PORTFOLIOS

Short-Term Maturity Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o       Invest in short-term investment grade bonds.

o       Select securities based on relative value, maturity, quality and sector.

o       Maintain an actively managed portfolio of debt securities.

o       Maintain  a weighted average quality of A or higher.

o Invest in individual securities with maturities of no longer than three years.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o      An issuer may default on its obligation to pay principal and/or interest.

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's performance may be adversely affected by any single economic, political or regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year

1996        1997      1998



During the periods shown in the chart for the Short-Term Maturity Bond Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Short-Term Maturity
Bond Portfolio
Lehman 1-3 Year Government/
Corporate Bond Index

The inception  date for the  Short-Term  Maturity  Bond  Portfolio was August 1,
1995.


U.S. Government Mortgage Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection

Principal investment strategies.  This Portfolio will:

o   Invest  primarily in mortgage  related  securities  that have been issued or
    guaranteed   by  the   U.S.   Government   or  one   of  its   agencies   or
    instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political ore regulatory event than that experienced by a diversified portfolio.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year

1993        1994      1995      1996      1997      1998


During the periods shown in the chart for the U.S. Government Mortgage Securities Portfolio , the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).


The average annual return for one year, five year and since inception of the Portfolio) for the period ended December 31, 1998:


                                                                          Since
                                    One Year           Five Year       Inception
U.S. Government Mortgage
Securities Portfolio
Lehman Mortgage-Backed
Securities  Index

The inception date for the U.S. Government Mortgage Securities Portfolio was December 1, 1992.


Investment Grade Corporate Bond Portfolio

The investment objective of this Portfolio is to:

o Seek the highest possible current income consistent with the primary goal of insuring protection of capital

Principal investment strategies.  This Portfolio will:

o       Invest primarily in investment grade corporate debt securities.

o       Select securities based on relative value, maturity, quality and sector.

o Invest in debt securities that have been issued or guaranteed by the U.S. Government and its agencies.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political ore regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1993        1994      1995      1996      1997      1998


During the periods shown in the chart for the Investment Grade Corporate Bond Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                  Since
                             One Year           Five Year       Inception
Investment Grade Corporate
Bond Portfolio
Lehman Intermediate Government/
Corporate Index
Lehman Intermediate
Corporate Index

The inception date for the Investment Grade Corporate Bond Portfolio was December 1, 1992.


Corporate Bond Portfolio  (Sub-Adviser:  Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This Portfolio will:

o       Invest primarily in corporate debt securities of any maturity.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o       Invest up to 20% of its total assets in preferred stock.

o       Invest up to 20% in foreign securities.

o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk" bonds).

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Rate Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

o Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds and the potential loss is significantly greater.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities
    subject  the  Portfolio  to  greater  risk  of  potential   loss  than  U.S.
    securities.

Preferred Stock Risk
o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the Corporate Bond Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Corporate Bond Portfolio
Merrill Lynch Intermediate
Government/Corporate Index

The inception date for the Corporate Bond Portfolio was November 1, 1994.

MAXIM SMALL-CAP PORTFOLIOS

Small-Cap Value Portfolio  (Sub-Adviser:  Ariel Capital Management, Inc.)

The investment objective of this Portfolio is to:

o       Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o       Invest primarily in small-cap common stocks.

o       Emphasize small companies that are believed to be undervalued.

o       Seek medium-sized companies consistent with its investment philosophy.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because, small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1994        1995      1996      1997      1998


During the periods shown in the chart for the Small-Cap Value Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                   Since
                              One Year           Five Year       Inception
Small-Cap Value Portfolio
S&P 500 Index

The inception date for the Small-Cap Value Portfolio was December 1, 1993.


SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o       Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Invest primarily in small-cap companies within the Russell 2000 Index market capitalization range ($ to $ as of May 30, 1998).

o Seek to build a core small-cap portfolio of common stocks of solid growth companies.

o Seek companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

o   Invest up to 35% of total  assets in equity  securities  of  companies  with
    market   capitalizations   in  excess  of  the  Russell  2000  Index  market
    capitalization range

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.


Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the Small-Cap Aggressive Growth Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:

                                                         Since
                                       One Year        Inception
Small-Cap Aggressive
Growth Portfolio
Russell 2000 Index

The inception date for the Small-Cap Aggressive Growth Portfolio was November 1, 1994.

MAXIM MIDCAP PORTFOLIOS

MidCap Growth Portfolio  (Sub-Adviser:  T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o       Seek long-term appreciation .

Principal investment strategies.   This Portfolio will:

o   Maintain a diversified portfolio consisting primarily of mid-cap companies

o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. In this connection, the Portfolio will focus on issuers whose market capitalization fall within the range of companies included in the Standard & Poor's 400 MidCap Index - generally between $201 million and $14.3 billion.

o       Invest in companies that:
o       offer proven products or services;
o have a historical record of above-average earnings growth; o demonstrate potential for sustained earnings growth; o operate in industries experiencing increasing demand; or o are believed to be undervalued in the market place.

o       Invest up to 25% in foreign securities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of loss than U.S.
    securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1998


During the periods shown in the chart for the MidCap Growth Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The inception date for the MidCap Growth Portfolio was July 1, 1997.

MAXIM FOREIGN EQUITY PORTFOLIOS

Foreign Equity Portfolio  (Sub-Adviser:  Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek total return from long-term growth of capital and dividend income.

Principal investment strategies.   This Portfolio will:

o Invest primarily in equity securities of issuers headquartered outside the U.S.

o    Focus on the best value opportunities within a given market.

o Invest in securities of issuers from at least 3 countries, one of which may be the U.S.

o Invest up to 20% in fixed income securities issued or guaranteed by foreign governments, suprantional agencies or by foreign companies, including convertibles and less than investment grade (high-yield/high-risk or "junk" bonds) or non-rated debt.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of loss than U.S.
    securities.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1995        1996      1997      1998


During the periods shown in the chart for the International Equity Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year and since inception of the Portfolio for the period ended December 31, 1998:


                                                         Since
                                       One Year        Inception
Foreign Equity Portfolio
MSCI EAFE Index


The inception date for the Foreign Equity Portfolio was November 1, 1994.

MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim Blue Chip Portfolio  (Sub-Adviser:  Founders Asset Management, LLC)

The investment objective of this Portfolio is to:

o       Seek long-term growth of capital and income.

Principal investment strategies.  This  Portfolio will:

o Invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

o       Invest in "Blue Chip" stocks that:
o          are   included  in  a  widely   recognized   index  of  stock  market
           performance, such as the Dow Jones Industrial Average or the Standard & Poor's Index
o       generally pay regular dividends
o       have a market capitalization of at least $1 billion.

o Invest up to 30% in foreign securities; however, the Portfolio may invest without limitation in American Depository Receipts ("ADRs").

The principal investment risks for this Portfolio include:

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of loss than U.S. securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 1998 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-by-Year
1998


During the periods shown in the chart for the Maxim Blue Chip Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The inception date for the Blue Chip Portfolio was July 1, 1997.

MAXIM INDEX PORTFOLIOS

The investment objective for each of the Index Portfolios is to:

o Each Index Portfolio seeks investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies.   Each Index Fund will:

o Investing at least 80% in common stocks of the following applicable benchmark indexes:

        PORTFOLIO                                  BENCHMARK INDEX

Stock Index Portfolio                       Standard & Poor's (S&P) 500 Composite Stock Price
                                            Index and S&P MidCap Index, weighted according to
                                            their pro rata share of the market

Small-Cap Index Portfolio                   S&P SmallCap 600 Stock Index

Value Index Portfolio                       Russell 1000 Value Index

Growth Index Portfolio                      Russell 1000 Growth Index

S&P is not a sponsor of, or in any other way affiliated with, the Stock Index and Small-Cap Index Portfolios or the Fund.

The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Growth Index and Value Index Portfolios or the Fund.

o Attempt to reproduce the returns of the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on the futures contracts.

The principal investment risks for all of the Index Portfolios include:

Index Risk
o It is possible the benchmark index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that an Index Portfolio could have poor investment results even if it is tracking the return of the Benchmark Index.

Tracking Error Risk
o Several factors will affect a Portfolio's ability to track precisely the performance of its benchmark index. For example, unlike benchmark indexes, which are merely unmanaged groups of securities, each Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, a Portfolio may own less than all the securities of a benchmark index, which also may cause a variance between the performance of the Portfolio and its benchmark index.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Fund could be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Fund to lose more money than if the Fund had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

Possible Loss of Money
o When you sell your shares of any of the Index Portfolios, they could be worth less than what you paid for them.

The Small-Cap Index Portfolio also has the following additional principal investment risk:

Small-Company Risk
o The Small-Cap Index Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Index Portfolios. The bar charts show each Index Portfolio's performance in each full calendar year since its inception. The table shows how each Index Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year-to-Year

Stock Index Portfolio +

1989        1990      1991      1992      1993      1994      1995      1996     1997      1998


During the periods shown in the chart for the Stock Index Portfolio , the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

+ From September 24, 1984 to December 1, 1992, the Stock Index Portfolio's name was the Growth Portfolio. During this period, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies.

The average annual return for one year, five year and ten years for the period ended December 31, 1998:

                                                                       Since
                    One Year           Five Year        Ten Year     Inception
Stock Index Portfolio
S&P 500 Index
S&P 400 Index


Small-Cap Index Portfolio

1994        1995      1996      1997      1998


During the periods shown in the chart for the Small-Cap Index Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:


                                                                  Since
                             One Year           Five Year       Inception
Small-Cap Index Portfolio
S&P 600 Index
Russell 2000 Index

The inception date for the Small-Cap Index Portfolio was December 1, 1993.


Value Index Portfolio

1994        1995      1996      1997      1998


During the periods shown in the chart for the Value Index Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                    Since
                               One Year           Five Year       Inception
Value Index Portfolio
Russell 1000 Value Index

The inception date for the Value Index Portfolio was December 1, 1993.


Growth Index Portfolio

1994        1995      1996      1997      1998


During the periods shown in the chart for the Growth Index Portfolio, the highest return for a quarter was % (quarter ending , 199 ) and the lowest return for a quarter was % (quarter ending , 199 ).

The average annual return for one year, five year and since inception of the Portfolio for the period ended December 31, 1998:

                                                                   Since
                              One Year           Five Year       Inception
Growth Index Portfolio
Russell 1000 Growth Index

The inception date for the Growth Index Portfolio was December 1, 1993.

                      MORE INFORMATION ABOUT THE PORTFOLIOS

      --------------------------------------------------------------------
         Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment objectives.
       While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the
        Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.
      --------------------------------------------------------------------

Each Portfolio follows a distinct set of investment strategies. Nine Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Five Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Equity Portfolios will normally invest at least 65% of its assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

        o   Small-Cap Value Portfolio        o   Small-Cap Aggressive Growth
                                                 Portfolio
        o   MidCap Growth Portfolio          o   Foreign Equity Portfolio
        o   Maxim Blue Chip Portfolio        o   Stock Index Portfolio
        o   Small-Cap Index Portfolio        o   Value Index Portfolio
        o   Growth Index Portfolio

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Foreign Equity Portfolio will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations
- these are discussed below under "Foreign Securities" on page .

While the Equity Portfolios intend to principally invest in equity securities, they may make other types of investments. For example, all Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Money market investments are discussed below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies" on page and debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page . Investments in instruments which are not equity securities will generally not exceed 35% of an Equity Portfolio's assets, except when a Portfolio adopts what is known as a temporary defensive strategy.

Small and Medium Size Companies
Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less publicly information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Index Portfolios
Certain of the Equity Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

Both the S&P 600 and the S&P 500 are sponsored by Standard & Poor's, which is responsible for determining which stocks are represented on the indexes. Total returns for the S&P 600 and the S&P 500 assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization. The Russell 1000 Value Index is comprised of stocks from the Russell 1000 Index with great-than-average value orientation. A stock is determined to have greater-than-average value orientation if it falls in the bottom 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio.
Thus,   securities  in  the  Russell  1000  Value  Index   typically   have  low
price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates than more growth- oriented securities. The Russell 1000 Value Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1998, the price-to-book breakpoint was 4.651.

The Russell 1000 Growth Index is a subset of the Russell 1000 Index, which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization. The Russell 1000 Growth Index is comprised of stocks from the Russell 1000 Index with greater-than-average growth orientation. A stock is determined to have greater-than-average growth orientation if it falls in the top 50% of the Russell 1000 Index based on cumulative  market  capitalization,  ranked by descending  price-to-book  ratio.
Thus,   securities  in  the  Russell  1000  Growth  Index  typically  have  high price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates than more value-oriented securities. The Russell 1000 Growth Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1998, the price-to-book breakpoint was 4.651.

Debt Portfolios

Each of the Debt Portfolios will normally invest at least 65% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities. Debt securities include money market instruments, bonds, securities issued by the U.S. Government and its agencies, including mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. The Debt Portfolios include:

 o   Investment Grade Corporate Bond Portfolio     o  Corporate Bond Portfolio
 o   U.S. Government Mortgage Securities Portfolio o   Short-Term Maturity Bond
                                                       Portfolio
 o   Money Market Portfolio

Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" elates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities are:
Corporate Bond and Foreign Equity Portfolios.

The Debt Portfolios may invest in debt securities of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations
- these are discussed below under "Foreign Securities" on page .

While the Debt Portfolios intend to principally invest in debt securities, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page
 .

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities by the U.S. Government, commercial paper, which is a promissory note issued by a company of financial firm, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The manager of the Money Market Portfolio selects high-quality money market instruments which means they are rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Corporation.

Temporary Investment Strategies
In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by GW Capital Management or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by GW Capital Management, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.


                           OTHER INVESTMENT PRACTICES

Foreign Securities

The Foreign Equity Portfolio does pursue investment in foreign securities as its principal investment strategy. Therefore, as an investor in the Foreign Equity
Portfolio, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currency to U.S. dollars due to unfavorable currency exchange rates.

As noted, the Foreign Equity Portfolio has substantial exposure to foreign markets since this Portfolio invests primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S.
issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Money Market Portfolio, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. . The Index Portfolios may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. The other non-Index Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that they buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If GW Capital Management or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS

GW Capital Management provides investment advisory, accounting and administrative services to the Fund. GW Capital Management's address is 8515 East Orchard Road, Englewood, Colorado 80111. GW Capital Management provides investment management services for mutual funds and other investment portfolios representing assets of over $5.7 billion. GW Capital Management and its affiliates have been providing investment management services since 1969.

The management fee paid to GW Capital Management is as follows:

          Portfolio                         Percentage of Average Net Assets
          ---------                         --------------------------------
Money Market Portfolio                                           0.46%
Investment Grade Corporate Bond Portfolio                        0.60%
U.S. Government Mortgage Securities Portfolio                    0.60%
Corporate Bond Portfolio                                         0.90%
Short-Term Maturity Bond Portfolio                               0.60%
Foreign Equity Portfolio                                         1.00%
Maxim Blue Chip Portfolio                                        1.00%
MidCap Growth Portfolio                                          1.00%
Small-Cap Value Portfolio                                        1.00%
Small-Cap Aggressive Growth Portfolio                            1.00%
Stock Index Portfolio                                            0.60%
Small-Cap Index Portfolio                                        0.60%
Value Index Portfolio                                            0.60%
Growth Index Portfolio                                           0.60%

GW Capital Management shall pay any expenses of the Fund which exceed an annual rate (including the management fee) of: 1.05% of the average daily net assets of the Maxim MidCap Growth Portfolio; 1.15% of the average daily net assets of the Maxim Blue Chip Portfolio; 1.30% of the average daily net assets of the Small-Cap Aggressive Growth Portfolio; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and 1.50% of the Foreign Equity Portfolio.

The day-to-day lead portfolio manager for the Investment Grade Corporate Bond and Short-Term Maturity Bond Portfolios is B.G. Masters. Mr. Masters is Manager, Public Bond Investments, Great-West Life & Annuity Insurance Company, 1993 to Present; Manager, Bond Portfolio of Maxim Series Fund, June 1994 to Present. He was Assistant Manager, Public Bond Investments, Great-West, 1987 to 1993.

The day-to-day lead portfolio manager for the U.S. Government Mortgage Securities Portfolio is C.S. Tocher. Ms. Tocher is Manager, Public Bond Investments, Great-West, 1993 to Present; Manager, U.S. Government Securities Portfolio of Maxim Series Fund; June 1994 to Present. She was Associate Manager, Public Bond Investments, Great-West, 1990 to 1993; Manager, Bond, Investment Grade Corporate Bond and Zero Coupon Treasury Portfolios of Maxim Series Fund, 1990 to June 1994.

Sub-Advisers

For some of the Portfolios, GW Capital Management has entered into an agreement with a sub-adviser. This means that the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser's management activities are subject to review and supervision by GW Capital Management and the Board of Directors of the Fund. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.


   T. Rowe Price Associates, Inc.             Ariel Capital Management, Inc.
   MidCap Growth Portfolio                    Small-Cap Value Portfolio

   Loomis Sayles & Company, L.P.              Founders Asset Management, LLC
   Corporate Bond Portfolio                   Maxim Blue Chip Portfolio
   Small-Cap Aggressive Growth Portfolio
   Foreign Equity Portfolio

Following is additional information about each sub-adviser:

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202.

The Maxim MidCap Growth Portfolio is managed by an investment advisory committee comprised of the following members: Brian W. Berghuis, Chairman, Marc L. Baylin, James A. Kennedy, and John F. Wakeman. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Mid-Cap Growth Portfolio. Mr. Berghuis has been Chairman of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since joining T. Rowe Price in 1985.

Ariel Capital Management, Inc. (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601.

The day-to-day manager for the Small-Cap Value Portfolio is John W. Rogers, Jr. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Calvert-Ariel Growth Fund.

Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.

Jeffrey C. Petherick, Vice President of Loomis Sayles, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the Small-Cap Aggressive Growth Portfolio. Mr. Petherick has co-managed the Portfolio since the Portfolio's inception. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne has co-managed the Portfolio since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

The day-to-day manager of the Foreign Equity Portfolio is Paul Drexler, Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles International Equity Fund (since 1996) and the New England International Equity Fund (since 1997).

Founders Asset Management, LLC ("Founders") is a Delaware limited liability company, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.

The day-to-day manager of the Maxim Blue Chip Portfolio is Thomas M. Arrington, Vice President of Investments, Founders Asset Management, LLC. Mr. Arrington is a Chartered Financial Analyst who has been lead portfolio manager for Founders Blue Chip Fund since February 1999. Mr. Arrington joined Founders in December 1998 as co-lead portfolio manager for Founders Growth Fund. Prior to joining Founders, he was a vice president and director of income equity strategy
(1994-1998),  a vice  president  and  director  of income  and  growth  strategy
(1993-1994), a securities research analyst (1991-1994), and a business administration manager (1990-1991) for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. A graduate of the University of California, Los Angeles, Mr. Arrington received an MBA from San Francisco State University.

Year 2000 Issues
The services provided to the Fund by GW Capital Management depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The year 2000 problem could also have a negative impact on the companies in which the Portfolios invest. Any of these factors could have an adverse effect on the performance of the Portfolios. GW Capital Management has been actively working on necessary changes to its computer systems to deal with the year 2000 and to obtain assurances from our service providers that they are taking similar steps. GW Capital Management is working to avoid problems associated with the Year 2000 computer-related problems, but cannot provide absolute assurance that this problem will not have an adverse affect on the Fund.

Each sub-adviser has provided assurance to GW Capital Management that they have been actively working on necessary changes to their computer systems to deal with the year 2000 and to work with their service providers to assure that they are taking similar steps.


                         IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios

Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts and variable life policies. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Share Price

The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be next net asset value calculated after we receive your order in good form.

The net asset value of the Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available of if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) , that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.
o The Investment Grade Corporate Bond, U.S. Government Mortgage Securities and Short-Term Maturity Bond Portfolios ordinarily distribute dividends from net investment income quarterly.
o The Blue Chip, MidCap Growth, Small-Cap Value, Stock Index, Small-Cap Index, Value Index and Growth Index Portfolios ordinarily distribute dividends semi-annually.
o The Small-Cap Aggressive Growth and Foreign Equity Portfolios ordinarily distributedividends annually.
o All of the Portfolios generally distribute capital gains, if any, in December.

Tax Consequences

The Portfolios are not currently separately taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in Fund. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the period of the Portfolios' operations. Certain information reflects financial results for a single Portfolio share. Total returns for each period include the reinvestment of all dividends and distributions. The information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request.

                             MAXIM SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                              Year Ended December 31,
                                        ---------------------------------------------------------------------
                                            1998          1997          1996          1995          1994
                                        -------------  ------------ -------------  -----------  -------------

Net Asset Value, Beginning of Period  $      1.0007  $     1.0007        1.0007  $     1.0007 $     1.0007

Income From Investment Operations

Net investment income                        0.0505        0.0512        0.0493        0.0555       0.0394
Net realized and unrealized gain            (0.0002)
(loss)
                                        -------------  ------------ -------------  -----------  -------------

Total Income From Investment                 0.0503        0.0512        0.0493        0.0555       0.0394
Operations
                                        -------------  ------------ -------------  -----------  -------------

Less Distributions

From net investment income                  (0.0505)      (0.0512)      (0.0493)      (0.0555)     (0.0394)
                                        -------------  ------------ -------------  -----------  -------------

Total Distributions                         (0.0505)      (0.0512)      (0.0493)      (0.0555)     (0.0394)
                                        -------------  ------------ -------------  -----------  -------------

Net Asset Value, End of Period        $      1.0005  $     1.0007        1.0007  $     1.0007 $     1.0007
                                        =============
                                                       ============ =============  ===========  =============

Total Return/Yield                           5.15%         5.24%         5.04%         5.62%        3.80%

Ratios/Supplemental Data

Net Assets, End of Period             $  619,416,664 $ 453,155,210   396,453,188 $ 277,257,289$ 186,587,262

Ratio of Expenses to Average Net             0.46%         0.46%         0.46%          0.46%       0.46%
Assets

Ratio of Net Investment Income to
    Average Net Assets                       5.05%         5.14%         4.99%          5.55%       3.96%









                             MAXIM SERIES FUND, INC.

                       SHORT-TERM MATURITY BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998, 1997, 1996 and 1995 are as follows:


                                                                    Year Ended December 31,
                                                   ----------------------------------------------------------
                                                       1998            1997           1996          1995
                                                   --------------  -------------  ------------- -------------
                                                                                                    (A)
Net Asset Value, Beginning of Year               $     1.0134    $      1.0065  $      1.0092       1.0000

Income From Investment Operations

Net investment income                                  0.0546           0.0534         0.0489       0.0194
Net realized and unrealized gain (loss)                0.0087           0.0070        (0.0027)      0.0105
                                                   --------------  -------------  ------------- -------------

Total Income From Investment Operations                0.0633           0.0604         0.0462       0.0299

Less Distributions

From net investment income                            (0.0543)         (0.0534)       (0.0489)     (0.0207)
From net realized gains                               (0.0020)         (0.0001)
                                                   --------------  -------------  ------------- -------------

Total Distributions                                   (0.0563)         (0.0535)       (0.0489)     (0.0207)
                                                   --------------  -------------  ------------- -------------

Net Asset Value, End of Year                     $     1.0204    $      1.0134  $      1.0065       1.0092
                                                   ==============  =============  ============= =============

Total Return                                           6.36%            6.14%          4.70%        3.02%

Ratios/Supplemental Data

Net Assets, End of Year                          $  110,917,091  $  78,367,545  $  39,503,114    15,618,670

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%        0.53%*

Ratio of Net Investment Income to Average Net          5.45%            5.47%          5.15%        4.61%*
Assets

Portfolio Turnover Rate                               37.33%           84.59%         51.71%       97.87%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $73,139,704 and $34,240,284, respectively.


(A) The portfolio commenced operations on August 1, 1995.

* Annualized




                             MAXIM SERIES FUND, INC.

                    INVESTMENT GRADE CORPORATE BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                         --------------------------------------------------------------------
                                             1998           1997         1996          1995         1994
                                         -------------   -----------  ------------  -----------  ------------

Net Asset Value, Beginning of Period   $      1.2856   $     1.2774 $      1.3161 $      1.2019$     1.3090

Income From Investment Operations

Net investment income                         0.0737         0.0769        0.0777        0.0794      0.0665
Net realized and unrealized gain              0.0154         0.0081       (0.0387)       0.1164     (0.1071)
(loss)
                                         -------------   -----------                -----------  ------------
                                                                      ------------

Total Income (Loss) From Investment
    Operations                                0.0891         0.0850        0.0390        0.1958     (0.0406)
                                         -------------   -----------  ------------  -----------  ------------

Less Distributions

From net investment income                   (0.0737)       (0.0768)      (0.0777)      (0.0816)    (0.0665)
From net realized gains
                                         -------------   -----------  ------------  -----------  ------------

Total Distributions                          (0.0737)       (0.0768)      (0.0777)      (0.0816)    (0.0665)
                                         -------------   -----------  ------------  -----------  ------------

Net Asset Value, End of Period         $      1.3010   $     1.2856 $      1.2774 $      1.3161$     1.2019
                                         =============   ===========  ============  ===========  ============

Total Return                                  7.08%          6.85%         3.14%        16.71%      (3.15)%

Ratios/Supplemental Data

Net Assets, End of Period              $ 130,436,898   $ 114,875,960$ 100,722,152 $ 95,210,404 $ 71,276,294

Ratio of Expenses to Average Net              0.60%           0.60%        0.60%         0.60%        0.60%
Assets:

Ratio of Net Investment Income to
    Average Net Assets                        5.69%           6.02%        6.08%         6.30%       5.37%

Portfolio Turnover Rate                      59.84%         140.35%      118.50%       159.21%      51.66%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $83,493,849 and $69,181,240, respectively.






                             MAXIM SERIES FUND, INC.

                  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                                Year Ended December 31,
                                         ----------------------------------------------------------------------
                                             1998          1997          1996          1995           1994
                                         ------------- -------------  ------------  ------------  -------------

Net Asset Value, Beginning of Period   $      1.1743      1.1519    $    1.1786   $    1.0917   $    1.1813

Income From Investment Operations

Net investment income                         0.0700      0.0745         0.0751        0.0781        0.0620
Net realized and unrealized gain              0.0118      0.0224        (0.0267)       0.0869       (0.0896)
(loss)
                                         ------------- -------------  ------------  ------------  -------------

Total Income (Loss) From
    Investment Operations                     0.0818      0.0969         0.0484        0.1650       (0.0276)
                                         ------------- -------------  ------------  ------------  -------------

Less Distributions

From net investment income                   (0.0698)    (0.0745)       (0.0751)      (0.0781)      (0.0620)
                                         ------------- -------------  ------------  ------------  -------------

Total Distributions                          (0.0698)    (0.0745)       (0.0751)      (0.0781)      (0.0620)
                                         ------------- -------------  ------------  ------------  -------------

Net Asset Value, End of Period         $      1.1863      1.1743    $    1.1519   $    1.1786   $    1.0917
                                         ============= =============  ============  ============  =============

Total Return                                  7.12%       8.64%          4.29%        15.55%        (2.34)%

Ratios/Supplemental Data

Net Assets, End of Period              $ 192,302,277   162,184,386  $ 138,465,908 $ 129,549,680 $  93,386,366

Ratio of Expenses to Average Net              0.60%       0.60%          0.60%         0.60%         0.60%
Assets

Ratio of Net Investment Income to
    Average Net Assets                        5.98%       6.44%          6.51%         6.84%         5.67%

Portfolio Turnover Rate                     108.19%      34.01%         94.63%       188.04%       331.42%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $204,211,217 and $178,065,483, respectively.




                             MAXIM SERIES FUND, INC.

                            CORPORATE BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                         --------------------------------------------------------------------
                                             1998           1997         1996          1995         1994
                                         --------------  -----------  ------------  -----------  ------------
                                                                                                     (A)
Net Asset Value, Beginning of Year            1.1981   $     1.1618 $      1.1521 $      0.9716$     1.0000

Income From Investment Operations

Net investment income                         0.0838         0.0764        0.0825        0.0842      0.0137
Net realized and unrealized gain (loss)      (0.0429)        0.0689        0.0324        0.1994     (0.0284)
                                         --------------  -----------  ------------  -----------  ------------

Total Income (Loss) From Investment
   Operations                                 0.0409         0.1453        0.1149        0.2836     (0.0147)
                                         --------------  -----------  ------------  -----------  ------------

Less Distributions

From net investment income                   (0.0839)       (0.0762)      (0.0825)      (0.1001)    (0.0137)
From net realized gains                      (0.0433)       (0.0328)      (0.0227)      (0.0030)
                                         --------------  -----------  ------------  -----------  ------------

Total Distributions                          (0.1272)       (0.1090)      (0.1052)      (0.1031)    (0.0137)
                                         --------------  -----------  ------------  -----------  ------------

Net Asset Value, End of Year                  1.1118   $     1.1981 $      1.1618 $      1.1521$     0.9716
                                         ==============  ===========  ============  ===========  ============

Total Return                                  3.43%         12.70%        10.35%        30.19%      (1.47)%

Ratios/Supplemental Data

Net Assets, End of Year                   199,386,033  $ 158,884,389$ 83,645,029  $ 45,530,190 $ 13,713,195

Ratio of Expenses to Average Net Assets       0.90%           0.90%        0.90%         0.90%       1.08% *

Ratio of Net Investment Income to
  Average Net Assets                          7.41%           7.14%        7.68%         7.89%       8.64% *

Portfolio Turnover Rate                      55.47%          52.69%       40.02%        24.70%       9.45%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $151,069,300 and $101,598,707, respectively.

(A) The portfolio commenced operations on November 1, 1994.





                            MAXIM SERIES FUND, INC.

                            SMALL-CAP VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                                 Year Ended December 31,
                                           --------------------------------------------------------------------
                                               1998           1997          1996         1995          1994
                                           --------------  -----------   -----------  -----------   -----------

Net Asset Value, Beginning of Period     $      0.9154   $    1.2480   $    1.0669  $    0.9974   $    1.0330

Income From Investment Operations

Net investment income                           0.0022        0.0067        0.0095       0.0286        0.0068
Net realized and unrealized gain (loss)         0.0721        0.3223        0.1811       0.1234       (0.0356)
                                           --------------  -----------   -----------  -----------   -----------

Total Income (Loss) From
    Investment Operations                       0.0743        0.3290        0.1906       0.1520       (0.0288)
                                           --------------  -----------   -----------  -----------   -----------

Less Distributions

From net investment income                     (0.0022)      (0.0067)      (0.0095)     (0.0636)      (0.0068)
From net realized gains                        (0.0337)      (0.6549)                   (0.0189)
                                           --------------  -----------   -----------  -----------   -----------

Total Distributions                            (0.0359)      (0.6616)      (0.0095)     (0.0825)      (0.0068)
                                           --------------  -----------   -----------  -----------   -----------

Net Asset Value, End of Period           $      0.9538   $    0.9154   $    1.2480  $    1.0669   $    0.9974
                                           ==============  ===========   ===========  ===========   ===========

Total Return                                    8.28%        27.86%        17.94%       15.51%        (2.78)%

Ratios/Supplemental Data

Net Assets, End of Period                $   38,747,052  $ 22,526,242  $ 36,599,651 $ 20,769,579  $ 9,721,848

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                         1.27%        1.33%         1.42%        1.52%           1.61%
    After reimbursement #                        1.26%        1.28%         1.31%        1.35%           1.33%

Ratio of Net Investment Income
    to Average Net Assets                        0.27%        0.64%         0.90%        2.51%         0.80%

Portfolio Turnover Rate                         26.29%       82.83%        30.61%       17.78%        16.81%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $20,516,913 and $7,443,580, respectively.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.





                             MAXIM SERIES FUND, INC.

                      SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                               Year Ended December 31,
                                        -----------------------------------------------------------------------
                                            1998           1997          1996           1995          1994
                                        --------------  ------------  ------------  -------------  ------------
                                                                                                       (A)
Net Asset Value, Beginning of Period  $    1.5316     $   1.4028    $     1.1605  $     0.9755   $     1.0000

Income From Investment Operations

Net investment income                      0.0139         0.0103          0.0091        0.0075        (0.0016)
Net realized and unrealized gain          (0.0492)        0.3273          0.3376        0.2840        (0.0229)
(loss)
                                        --------------  ------------  ------------  -------------  ------------

Total Income (Loss) From Investment
    Operations                            (0.0353)        0.3376          0.3467        0.2915        (0.0245)
                                        --------------  ------------  ------------  -------------  ------------

Less Distributions

From net investment income                (0.0138)       (0.0100)        (0.0091)      (0.0945)
From net realized gains                   (0.0343)       (0.1988)        (0.0953)      (0.0120)
                                        --------------  ------------  ------------  -------------  ------------

Total Distributions                       (0.0481)       (0.2088)        (0.1044)      (0.1065)
                                        --------------  ------------  ------------  -------------  ------------

Net Asset Value, End of Period        $    1.4482     $   1.5316    $     1.4028  $     1.1605   $     0.9755
                                        ==============  ============  ============  =============  ============

Total Return                               (2.28)%        24.50%         30.09%        29.96%         (2.46)%

Ratios/Supplemental Data

Net Assets, End of Period             $  127,807,361  $ 183,322,635 $  79,944,926 $  28,594,611  $  12,963,409

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                    1.11%          1.11%          1.27%         1.46%          1.61% *
    After reimbursement #                   1.11%          1.11%          1.26%         1.30%          1.26% *

Ratio of Net Investment Income
    to Average Net Assets                   0.81%          0.89%          0.98%         0.65%         (1.08)% *

Portfolio Turnover Rate                    149.12%        93.28%         62.63%        99.48%          8.84%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $428,455,623 and $200,770,368, respectively.

(A) The portfolio commenced operations on November 1, 1994.

* Annualized

#  Percentage  is  shown  net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.




                             MAXIM SERIES FUND, INC.

                             MIDCAP GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                              Year Ended December 31,
                                                                       ---------------------------------------
                                                                            1998                   1997
                                                                       ----------------      -----------------
                                                                                                   (A)
Net Asset Value, Beginning of Year                                  $       1.1069         $       1.0000

Income From Investment Operations

Net investment income (loss)                                               (0.0016)
Net realized and unrealized gain                                            0.2471                 0.1086
                                                                       ----------------      -----------------

Total Income From Investment Operations                                     0.2455                 0.1086
                                                                       ----------------      -----------------

Less Distributions

From net realized gains                                                    (0.0052)               (0.0017)
                                                                       ----------------      -----------------

Total Distributions                                                        (0.0052)               (0.0017)
                                                                       ----------------      -----------------

Net Asset Value, End of Year                                        $       1.3472         $       1.1069
                                                                       ================      =================

Total Return                                                               22.23%                 10.86%

Ratios/Supplemental Data

Net Assets, End of Year                                             $    139,762,438       $     56,704,297

Ratio of Expenses to Average Net Assets:
    Before reimbursement                                                    1.16%                  1.30% *
    After reimbursement #                                                   1.05%                  1.05% *

Ratio of Net Investment Income to Average Net Assets                       (0.21)%                (0.16)% *

Portfolio Turnover Rate                                                    52.50%                 24.28%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $120,493,581 and $45,527,992, respectively.

(A) The portfolio commenced operations on July 1, 1997.

* Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.





                             MAXIM SERIES FUND, INC.

                            FOREIGN EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:

                                                                Year Ended December 31,
                                            -----------------------------------------------------------------
                                               1998         1997         1996          1995         1994
                                            ------------  ----------  ------------  -----------  ------------
                                                                                                     (A)
Net Asset Value, Beginning of Period      $      0.9277 $     1.0580$      0.9871 $      0.9515$     1.0000

Income From Investment Operations

Net investment income (loss)                     0.0057      (0.0017)      0.0041        0.0073     (0.0019)
Net realized and unrealized gain (loss)          0.0649      (0.0593)      0.0709        0.0398     (0.0466)
                                            ------------  ----------                -----------  ------------
                                                                      ------------

Total Income (Loss) From Investment
    Operations                                   0.0706      (0.0610)      0.0750        0.0471     (0.0485)
                                            ------------  ----------  ------------  -----------  ------------

Less Distributions

From net investment income                      (0.0086)
From net realized gains                         (0.0149)     (0.0693)     (0.0041)      (0.0115)
                                            ------------  ----------  ------------  -----------  ------------

Total Distributions                             (0.0235)     (0.0693)     (0.0041)      (0.0115)
                                            ------------  ----------  ------------  -----------  ------------

Net Asset Value, End of Period            $      0.9748 $     0.9277$      1.0580 $      0.9871$     0.9515
                                            ============  ==========  ============  ===========  ============

Total Return                                     7.67%       (5.69)%       7.61%         5.02%      (4.85)%

Ratios/Supplemental Data

Net Assets, End of Period                 $ 78,509,092  $ 64,674,772$ 80,106,459  $ 64,403,868 $ 42,760,613

Ratio of Expenses to Average Net Assets:
    Before reimbursement                         1.31%         1.35%       1.45%         1.51%       1.60% *
    After reimbursement #                        1.30%         1.33%       1.45%         1.50%       1.50% *

Ratio of Net Investment Income to
    Average Net Assets                           0.63%        (0.23)%      0.41%         0.69%      (1.26)%*

Portfolio Turnover Rate                        129.82%       200.82%      75.65%       119.98%      19.85%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $100,394,647 and $86,319,556, respectively.

(A) The portfolio commenced operations on November 1, 1994.

* Annualized

#  Percentage  is  shown  net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.




                             MAXIM SERIES FUND, INC.

                               BLUE CHIP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1998 and 1997 are as follows:

                                                                            Year Ended December 31,
                                                                   ------------------------------------------
                                                                         1998                     1997
                                                                   ------------------       -----------------
                                                                                                  (A)
Net Asset Value, Beginning of Year                                $       1.0228          $       1.0000

Income From Investment Operations

Net investment income                                                     0.0157                  0.0089
Net realized and unrealized gain                                          0.1655                  0.0228
                                                                   ------------------       -----------------

Total Income From Investment Operations                                   0.1812                  0.0317
                                                                   ------------------       -----------------

Less Distributions

From net investment income                                               (0.0157)                (0.0089)

From net realized gains                                                  (0.0435)
                                                                   ------------------       -----------------

Total Distributions                                                      (0.0592)                (0.0089)
                                                                   ------------------       -----------------

Net Asset Value, End of Year                                      $       1.1448          $       1.0228
                                                                   ==================       =================

Total Return                                                             17.85%                   3.17%

Ratios/Supplemental Data

Net Assets, End of Year                                           $   120,887,237         $    94,206,892

Ratio of Expenses to Average Net Assets:
     Before reimbursement                                                  1.15%                  1.15% *
     After reimbursement #                                                 1.15%                  1.14% *

Ratio of Net Investment Income to Average Net Assets                       1.46%                  1.78% *

Portfolio Turnover Rate                                                  287.17%                111.45%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $301,523,208 and $281,082,327, respectively.

(A) The portfolio commenced operations on July 1, 1997.

* Annualized

# Percentage is shown net of expenses reimbursed by GW Capital Management, LLC.



                             MAXIM SERIES FUND, INC.

                              STOCK INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                             Year Ended December 31,
                                       ---------------------------------------------------------------------
                                           1998           1997          1996          1995         1994
                                       -------------   -----------   ------------  ------------ ------------

Net Asset Value, Beginning of Period $      2.9474   $     2.3650  $     1.9796  $     1.4978       1.5575

Income From Investment Operations

Net investment income                       0.0283         0.0364        0.0336        0.0334       0.0350
Net realized and unrealized gain            0.7538         0.7196        0.3960        0.4963      (0.0335)
(loss)
                                       -------------   -----------   ------------  ------------ ------------

Total Income (Loss) From
     Investment Operations                  0.7821         0.7560        0.4296        0.5297       0.0015

Less Distributions

From net investment income                 (0.0284)       (0.0364)      (0.0336)      (0.0332)     (0.0350)
From net realized gains                    (0.1190)       (0.1372)      (0.0106)      (0.0147)     (0.0262)
                                       -------------   -----------   ------------  ------------ ------------

Total Distributions                        (0.1474)       (0.1736)      (0.0442)      (0.0479)     (0.0612)
                                       -------------   -----------   ------------  ------------ ------------

Net Asset Value, End of Period       $      3.5821   $     2.9474  $     2.3650  $     1.9796       1.4978
                                       =============   ===========   ============  ============ ============

Total Return                               26.79%         32.20%        21.81%       35.60%         0.14%

Ratios/Supplemental Data

Net Assets, End of Period            $ 1,029,722,471 $ 817,386,568 $ 936,806,358 $ 707,459,637  497,339,992

Ratio of Expenses to Average Net            0.60%          0.60%         0.60%         0.60%        0.60%
Assets:

Ratio of Net Investment Income
     to Average Net Assets                  0.87%          1.15%         1.58%         1.91%        2.23%

Portfolio Turnover Rate                    12.91%         17.30%         3.31%         5.25%       11.98%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $133,508,986 and $117,060,332, respectively.




                             MAXIM SERIES FUND, INC.

                            SMALL-CAP INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                               Year Ended December 31,
                                        ----------------------------------------------------------------------
                                            1998           1997          1996          1995          1994
                                        --------------  -----------  -------------  ------------  ------------

Net Asset Value, Beginning of Period          1.2588  $      1.2370$      1.1680  $      0.9540 $     1.0112

Income From Investment Operations

Net investment income                         0.0069         0.0081       0.0124         0.0102       0.0097
Net realized and unrealized gain             (0.0532)        0.2419       0.1659         0.2393      (0.0572)
(loss)
                                        --------------  -----------  -------------  ------------  ------------

Total Income (Loss)
    from Investment Operations               (0.0463)        0.2500       0.1783         0.2495      (0.0475)
                                        --------------  -----------  -------------  ------------  ------------

Less Distributions

From net investment income                   (0.0069)       (0.0081)     (0.0124)       (0.0197)     (0.0097)
From net realized gains                      (0.4135)       (0.2201)     (0.0969)       (0.0158)
                                        --------------  -----------  -------------  ------------  ------------

Total Distributions                          (0.4204)       (0.2282)     (0.1093)       (0.0355)     (0.0097)
                                        --------------  -----------  -------------  ------------  ------------

Net Asset Value, End of Period                0.7921  $      1.2588$      1.2370  $      1.1680 $     0.9540
                                        ==============  ===========  =============  ============  ============

Total Return                                 (1.58)%        21.00%       15.30%         26.24%       (4.69)%

Ratios/Supplemental Data

Net Assets, End of Period                23,618,628   $ 121,454,805$  80,783,692  $  51,610,284 $  23,336,944

Ratio of Expenses to Average Net              0.60%          0.60%        0.60%          0.60%         0.60%
Assets

Ratio of Net Investment Income
    to Average Net Assets                     0.25%          0.66%        1.04%          1.00%         1.20%

Portfolio Turnover Rate                      59.18%        102.45%       39.66%         30.17%        53.44%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $70,654,510 and $158,336,536, respectively.



                             MAXIM SERIES FUND, INC.

                              VALUE INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995 and 1994 is as follows:

                                                              Year Ended December 31,
                                       ----------------------------------------------------------------------
                                           1998           1997           1996          1995         1994
                                       --------------  ------------  -------------  -----------  ------------

Net Asset Value, Beginning of Year   $      1.8136       1.4538    $      1.2623  $     0.9614 $      1.0118

Income From Investment Operations

Net investment income                       0.0279       0.0278           0.0298        0.0305        0.0253
Net realized and unrealized gain            0.2301       0.4631           0.2287        0.3198       (0.0504)
(loss)
                                       --------------  ------------  -------------  -----------  ------------

Total Income (Loss) From Investment
Operations                                  0.2580       0.4909           0.2585        0.3503       (0.0251)
                                       --------------  ------------  -------------  -----------  ------------

Less Distributions

From net investment income                 (0.0278)     (0.0278)         (0.0298)      (0.0359)      (0.0253)
From net realized gains                    (0.1485)     (0.1033)         (0.0372)      (0.0135)
                                       --------------  ------------  -------------  -----------  ------------

Total Distributions                        (0.1763)     (0.1311)         (0.0670)      (0.0494)      (0.0253)
                                       --------------  ------------  -------------  -----------  ------------

Net Asset Value, End of Year         $      1.8953   $   1.8136    $      1.4538  $     1.2623 $      0.9614
                                       ==============  ============  =============  ===========  ============

Total Return                               14.48%        34.08%          20.63%        36.80%        (2.49)%

Ratios/Supplemental Data

Net Assets, End of Year              $  326,339,498  $ 237,421,804 $  122,283,026 $  65,183,898$ 25,610,474

Ratio of Expenses to Average Net            0.60%         0.60%           0.60%        0.60%          0.60%
Assets

Ratio of Net Investment Income
  to Average Net Assets                     1.54%         1.83%           2.38%        2.87%          3.18%

Portfolio Turnover Rate                    39.67%        26.03%          16.31%       18.11%         16.88%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $177,712,342 and $111,264,436, respectively.




                             MAXIM SERIES FUND, INC.

                             GROWTH INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:



                                                               Year Ended December 31,
                                        -----------------------------------------------------------------------
                                            1998           1997          1996           1995          1994
                                        --------------  ------------  ------------  -------------  ------------

Net Asset Value, Beginning of Year    $    1.8507     $   1.4852    $     1.3459  $     1.0120   $     1.0064

Income From Investment Operations

Net investment income                      0.0070         0.0085          0.0114        0.0127         0.0133
Net realized and unrealized gain           0.6769         0.4241          0.2851        0.3432         0.0056
                                        --------------  ------------  ------------  -------------  ------------

Total Income From Investment               0.6839         0.4326          0.2965        0.3559         0.0189
Operations

Less Distributions

From net investment income                (0.0070)       (0.0085)        (0.0114)      (0.0165)       (0.0133)
From net realized gains                   (0.1000)       (0.0586)        (0.1458)      (0.0055)
                                        --------------  ------------  ------------  -------------  ------------

Total Distributions                       (0.1070)       (0.0671)        (0.1572)      (0.0220)       (0.0133)
                                        --------------  ------------  ------------  -------------  ------------

Net Asset Value, End of Year          $    2.4276     $   1.8507    $     1.4852  $     1.3459   $     1.0120
                                        ==============  ============  ============  =============  ============

Total Return                               37.28%         29.26%         22.10%        35.29%          1.93%

Ratios/Supplemental Data

Net Assets, End of Year               $  297,170,229  $ 162,975,760 $  83,743,210 $  43,515,299  $  14,171,307

Ratio of Expenses to Average Net            0.60%          0.60%          0.60%         0.60%          0.60%
Assets

Ratio of Net Investment Income
to Average Net Assets                       0.36%          0.54%          0.83%         1.15%          1.57%

Portfolio Turnover Rate                    26.48%         21.52%         41.55%        17.90%         18.50%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $117,491,258 and $56,327,645, respectively.

                                    ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about a Fund, call 1-800-338-4015.

The SAI and the  annual  and  semi-annual  reports  are  available  on the SEC's
Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-7735.



                         This prospectus should be read
                       and retained for future reference.

           -----------------------------------------------------------

                             MAXIM SERIES FUND, INC.

           -----------------------------------------------------------


        Money Market Portfolio                            International Equity Portfolio
        Bond Portfolio                                    Maxim INVESCO ADR Portfolio
        Investment Grade Corporate Bond Portfolio         Foreign Equity Portfolio
        U.S. Government Securities Portfolio              Maxim Blue Chip Portfolio
        U.S. Government Mortgage Securities Portfolio     Maxim    T.    Rowe     Price
                                                            Equity/Income Portfolio
        Short-Term Maturity Bond Portfolio                Maxim INVESCO Balanced Portfolio
        Corporate Bond Portfolio

        MidCap Portfolio                                  Small-Cap Value Portfolio
        MidCap Growth Portfolio                           Maxim   INVESCO   Small-Cap   Growth
                                                            Portfolio
                                                          Small-Cap Aggressive Growth Portfolio

        Aggressive Profile Portfolio                      Stock Index Portfolio
        Moderately Aggressive Profile Portfolio           Small-Cap Index Portfolio
        Moderate Profile Portfolio                        Value Index Portfolio
        Moderately Conservative Profile Portfolio         Growth Index Portfolio
        Conservative Profile Portfolio

                               (the "Portfolios")






                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")


        Throughout this SAI, "the Portfolio" is intended to refer to each Portfolio listed above, unless otherwise indicated. This SAI is not a
     Prospectus and should be read together with the Prospectus for the Fund dated May 1, 1999. Requests for copies of the Prospectus should be made by writing to: Secretary, Maxim Series Fund, Inc., at 8515 East Orchard
       Road, Englewood, Colorado 80111, or by calling (303) 689-3000. The financial statements appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.



                                   May 1, 1999

                                       TABLE OF CONTENTS





                                                                 Page
INFORMATION ABOUT THE FUNDS                               1

INVESTMENT LIMITATIONS                                           1

INVESTMENT POLICIES AND PRACTICES                         10

MANAGEMENT OF THE FUND                                           21

INVESTMENT ADVISORY SERVICES                              22

PORTFOLIO TRANSACTIONS.                                          27

PURCHASE, REEMPTION AND PRICING OF SHARES                 28

INVESTMENT PERFORMANCE                                           38

DIVIDENDS AND TAXES                                       40

OTHER INFORMATION                                                42

FINANCIAL STATEMENTS                                      42

APPENDIX                                                         43

                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

Maxim Series Fund, Inc. is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company (the "Fund"). The Fund offers twenty-seven investment portfolios, nineteen of which are diversified portfolios and eight of which are non-diversified portfolios. The Fund is a Maryland corporation organized on December 7, 1981and commenced business as an investment company in 1982. The Portfolios are "no-load," meaning you pay no sales charges or distribution fees. The Portfolios are presently only available in connection with variable annuity contracts and variable life insurance policies issued by Great-West Life & Annuity Insurance Company and certain other life insurance companies. GW Capital Management, LLC ("GW Capital Management"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as the Fund's investment adviser.

Diversified Portfolios

Each diversified Portfolio will operate as a diversified investment portfolio of the Fund. This means that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Portfolio's total assets nor more than 10% of the outstanding voting securities of such issuer.


Non-Diversified Portfolios

A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. The Short-Term Maturity Bond, Investment Grade Corporate Bond, U.S. Government Mortgage Securities and the Maxim Profile Portfolios are considered "non-diversified" because they may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. Since a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                    Investment Limitations

The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the affected Portfolio. These limitations apply to all Portfolios except the Maxim T. Rowe Price Equity/Income, Maxim MidCap Growth, Maxim INVESCO Balanced, Maxim Blue Chip, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios. Please see descriptions starting on page 14 of the investment limitations applicable to these Portfolios. If only one Portfolio is affected, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

The Fund (i.e., each Portfolio) will not:

1. (a) Invest more than 15% of its total assets (taken at market value at the time of each investment) in obligations (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a bank (but including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements. Under the diversification requirements of the Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of an investment company's total assets). Under the Fund's current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a diversified company. This investment restriction does not apply to the Investment Grade Corporate Bond, U.S. Government Mortgage Securities or Short-Term Maturity Bond Portfolios.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities; and except that the Foreign Equity Portfolio may invest up to 10% of its total assets at the time of acquisition in securities of any investments companies. This investment restriction does not apply to the Short-Term Maturity Bond Portfolio.

5. Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Fund may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Bond, Stock Index, Small-Cap Index, Growth Index, Value Index, MidCap, International Equity, Small-Cap Value, Corporate Bond, Foreign Equity, Small-Cap Aggressive Growth, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Short-Term Maturity Bond Portfolios may invest in futures contracts based on financial indices, foreign currency transactions and options on permissible futures contracts.

6. Purchase securities for the Fund which cannot be sold without registration or the filing of a notification under federal or state securities laws if, as a result, such investments would exceed 10% of the value of such Fund's net assets (15% for the Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios). This investment restriction does not apply to the Short-Term Maturity Bond Portfolio.

7. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the Bond, Stock Index, Small-Cap Index, Value Index, Growth Index, International Equity, Small-Cap Value, MidCap, Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios may make margin payments in connection with transactions in currency futures contracts) or make short sales of securities or maintain a short position.

8. Make loans, except as provided in limitation (9) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

9. Lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information (33 1/3% for the Short-Term Maturity Bond Portfolio).

10. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes. In the event the Fund borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%. As a matter of policy, all borrowings will be repaid before any investments are made.

11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in limitation (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof. The Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares. This restriction does not apply to segregated accounts.

12. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

13. Write, purchase or sell puts, calls or combinations thereof, except that the Bond, Small-Cap Index, Value Index, Growth Index, MidCap, International Equity, Small-Cap Value, Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Short-Term Maturity Bond, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios may buy and sell put and call options (and any combination thereof) on securities (including index options), on index futures contracts, on securities indices, and on foreign currencies (to the extent a Portfolio may invest in foreign currencies) and may buy and sell put and call warrants, the values of which are based upon securities indices. In addition, the Bond Portfolio may buy and sell put and call options ( and any combination thereof) on permissible futures contracts.

14. Sell securities short or purchase securities on margin.

15. Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of investment, would be invested in such securities. However, up to 25% of the total assets of a Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange or on a major Canadian exchange. See "Foreign Securities", below. This investment limitation will not apply to the International Equity, MidCap, Bond, Small-Cap Value, Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios.


Following are investment limitations applicable to the Maxim T. Rowe Price Equity/Income and Maxim MidCap Growth Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolios will not:

1. (a) Invest more than 15% of its total assets (taken at market value at the time of each investment) in obligations (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a bank (but including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements. Under the diversification requirements of the Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of an investment company's total assets). Under the Fund's current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a diversified company. This investment restriction does not apply to the Investment Grade Corporate Bond, U.S. Government Mortgage Securities or Short-Term Maturity Bond Portfolios.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Portfolio may invest in futures contracts, forward currency contracts, and options on futures.

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" of this Statement of Additional Information.

6. Borrow, except that the Portfolios may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and
     (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the borrowed amount) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements do not constitute borrowings for purposes of any asset coverage requirement.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Purchase or sell real estate including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

9. Issue senior securities except in compliance with the Investment Company Act of 1940.

Notes

The following notes should be read in connection with the above-described investment limitations. The notes are not fundamental policies.

With respect to investment limitation (3), the Portfolios do not consider currency contracts or hybrid investments to be commodities.

For purposes of investment limitation (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Portfolio's semi-annual and annual reports.

For purposes of investment limitations (4) and (5), the Portfolios will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Operating Policies

As a matter of operating policy, the Portfolios may not:

Purchase additional securities when money borrowed exceeds 5% of its total assets.

Invest in companies for the purpose of exercising management or control.

Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value.

Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases.

Purchase securities on margin, except (i) to obtain short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments.

Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolios as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment.

Purchase participation or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Portfolio would be invested in such programs.

Effect short sales of securities, unless a Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.

Following are investment limitations applicable to the Maxim Blue Chip Portfolio. The policies designated as fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The policies designated as non-fundamental may be changed by the Fund's Board of Directors without shareholder approval.

Fundamental Policies

The Portfolio will not:

1. Make loans to other persons; the purchase of a portion of an issue of publicly or privately distributed bonds, debentures or other securities is not considered the making of a loan by the Portfolio. The Portfolio may also enter into repurchase agreements.

2. Underwrite the securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

3. Invest directly in physical commodities (other than foreign currencies), real estate or interests in real estate; provided that the Portfolio may invest in securities of issuers that invest in physical commodities, real estate or interests in real estate; and, provided further, that this shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities, real estate or interests in real estate.

4. Make any investment if, as a result, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

5. Issue any senior securities except in compliance with the Investment Company Act of 1940.

6. Borrow money, except for extraordinary or emergency purposes, and then only from banks in amounts up to 33 1/3% of the Portfolio's total assets.

Non-Fundamental Policies

Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

Purchase more than 10% of any class of securities of any single issuer or purchase more than 10% of the voting securities of any single issuer.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in securities of that issuer.

Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days.

Following are investment limitations applicable to the Maxim INVESCO Balanced Portfolio. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.

     As a fundamental policy in addition to the above, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     Further, the following additional investment restrictions, which are operating policies of the Portfolio are applicable. These policies may be changed by the Board of Directors without shareholder approval.

(a) Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock
     Exchanges. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value.

(b) The Portfolio will not (i) enter into futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into consideration unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio, or (ii) enter into any futures contracts if the aggregate net amount of the Portfolio's commitments under outstanding futures contracts positions of the Portfolio would exceed the market value of the total assets of the Portfolio.

(c) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(d) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(e) The Portfolio does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end management investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Portfolio invests in a money market fund, the investment advisory fee will be waived on the assets of the Portfolio which are invested in the money market fund during the time that those assets are so invested.

(f) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

(g) The Portfolio does not currently intend to purchase securities of any issuer (other the U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase.

(h) The Portfolio does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses.

(i) The Portfolio may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Portfolio of its rights under agreements related to portfolio securities would be deemed to constitute such control.

Following are the limitations on the investment activity of the Maxim Profile Portfolios. These limitations are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

Each Profile Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances; provided that, the Maxim Profile Portfolios may invest 100% of their assets in investment companies which are advised by G W Capital or any affiliates thereof (or other investment companies with the approval of the SEC).

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer, except that this shall not apply to the Profile Portfolios.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies and reverse repurchase agreements are not deemed to be issuances of senior securities.

10. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

11. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.


Lending of Portfolio Securities

Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend securities from its portfolio to brokers, dealers and financial institutions and receive as collateral cash, cash items, high quality debt securities or U.S. Treasury securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.


                              INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Portfolios'
investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

The following pages contain more detailed information about types of securities in which the Portfolios may invest, investment practices and techniques that GW Capital Management or any sub-adviser may employ in pursuit of the Portfolios' investment objectives, and a discussion of related risks. GW Capital Management and/or its sub-advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolios' investment objectives and policies and that doing so will help the Portfolios achieve their objectives. Unless otherwise indicated, each Portfolio may invest in all these securities or use all of these techniques. However, the Portfolios may not invest in all of these securities or utilize all such techniques. In addition, due to unavailability, economic unfeasibility or other factors, a Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Portfolios generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

Borrowing. The Portfolios may borrow from banks or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event a Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMO's.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

Foreign Currency Transactions. Any Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Portfolio. A Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by GW Capital Management or one the sub-advisers.

The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Each Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Portfolio held investments denominated in Deutschemarks, the Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on GW Capital Management's or the applicable sub-adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as GW Capital Management or the sub-adviser anticipates. For example, if a currency's value rose at a time when GW Capital Management or the sub-adviser had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If GW Capital Management or a sub-adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if GW Capital Management or a sub-adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that GW Capital Management's or a sub-adviser's use of currency management strategies will be advantageous to the Portfolios or that it will hedge at an appropriate time.

Foreign Securities. Certain Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificate are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures.  See "Futures and Options" below.

High Yield-High Risk Debt Securities ("Junk Bonds"). Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. GW Capital Management and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

Illiquid Securities. Each Portfolio may invest up to 15% of its net assets in illiquid securities, except the Money Market Portfolio which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Portfolio's net asset value. Under the supervision of the Board of Directors, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Directors monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Directors.

A Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Money Market Instruments and Temporary Investment Strategies. In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by GW Capital Management or the applicable sub-adviser, or may invest any or all of their assets in money market instruments as deemed necessary by GW Capital Management or the applicable sub-adviser for temporary defensive purposes.

The types of money market instruments in which the Portfolios may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds;
(4) obligations of U.S. banks, non-U.S. branches of such bank (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Mortgage-Backed Securities. Mortgage backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options.  See "Futures and Options" below.

Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by GW Capital Management.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. A Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by GW Capital Management. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Stripped Treasury Securities. Certain Portfolios may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Short Sales "Against the Box." Short sales "against the box" are short sales of securities that a Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Swap Deposit. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still other are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Portfolios to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Portfolios generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolios may sell the securities before the settlement date if GW Capital Management or the applicable sub-adviser deems it advisable. At the time a Portfolio makes the commitment to purchase securities on a when-issued basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; likewise a Portfolio will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, in completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at is current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, because a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Certain Portfolios may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Portfolios intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Portfolios can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Portfolio may invest in futures contracts and options, a Portfolio may only enter into futures contract and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio. This limitation on a Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to assets held to cover its options or futures positions could also be impaired.


                             MANAGEMENT OF THE FUND

The Fund is governed by the Board of Directors. The Board is responsible for overall management of the Funds' business affairs. The Directors meet at least 4 times during the year to, among other things, oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review performance.

Directors and Officers

The directors and executive officers of the Fund, their ages, position(s) with the Fund, and principal occupations during the past 5 years (or as otherwise indicated) are set forth below. The business address of each director and officer is 8515 East Orchard Road, Englewood, Colorado 80111 (unless otherwise indicated). Those directors and officers who are "interested persons" (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management are indicated by an asterisk (*).

Rex  Jennings  (74),  Director;  President  Emeritus,  Denver  Metro  Chamber of
Commerce.

Richard P. Koeppe (67), Director; Retired Superintendent, Denver Public Schools.

*Douglas L. Wooden  (42),  Director and  President;  Executive  Vice  President,
     Financial  Services  (1998 to Present);  Senior Vice  President,  Financial
     Services of GWL&A (1996-1998);Senior Vice President, Chief Financial Officer of GWL&A (1991-1996)

*James D. Motz (49), Director; Executive Vice President, Employee Benefits of GWL&A (1997 to present) Senior Vice President, Employee Benefits of GWL&A (1991-1997).

Sanford Zisman (59), Director; Attorney, Zisman & Ingraham, P.C.

*David G. McLeod (36), Treasurer; Vice President, Investment Operations, (1998 to Present) Assistant Vice President, Investment Administration of GWL&A (1994 to 1998); Manager, Securities and Equities Administration of GWL&A (1992-1994).

*Bruce  Hatcher  (35),   Assistant   Treasurer,   Manager,   Investment  Company
     Administration (1998 - present); Associate Manager, Separate Account Administration (1993-1998)

*Beverly A. Byrne (43), Secretary, Assistant Vice President, Associate Counsel and Assistant Secretary of GWL&A (1997 - present); Assistant Counsel and Assistant Secretary of GWL&A (1993-1997).

Compensation

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with GW Capital Management or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested Directors and certain other information.

                                               R.P. Koeppe       R. Jennings    S. Zisman

Compensation Received from the Fund            $10,000           $10,000        $10,000

Pension or  Retirement
Benefits Accrued as
Fund Expense*                                      $0            $0             $0

Estimated Annual Benefits
Upon Retirement                                    $0            $0             $0

Total Compensation
Received from the Fund
and All Affiliated Funds*                        $19,000       $21,000        $21,000

* As of December 31, 1998 there were thirty-six funds for which the Directors serve as Directors or Trustees of which twenty-eight are Portfolios of the Fund.

As of March 31, 1999, no person owns of record or beneficially 5% or more of the shares outstanding of the Fund or any Portfolio separate accounts of GWL&A as described in "Purchase and Redemption of Shares." Therefore, GWL&A could be deemed to control each Fund as the term "control" is defined in the Investment Company Act of 1940. As of the date of this Statement of Additional Information, the directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of the outstanding share of each Fund.


                          INVESTMENT ADVISORY SERVICES

Investment Adviser

GW Capital Management, LLC is a Colorado limited liability company, located at 8515 East Orchard Road, Englewood, Colorado 80111, and serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated December 5, 1997. GW Capital Management is a wholly-owned subsidiary of GWL&A, which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West"), a Canadian stock life insurance company. Great-West is a 99.6% owned subsidiary of Great-West Lifeco Inc., which in turn is an 81.2% owned subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.

Investment Advisory Agreement

The Investment Advisory Agreement became effective on December 5, 1997 and as amended effective March 1, 1998. As approved, the Agreement will remain in effect until April 1, 1999, and will continue in effect from year to year if approved annually by the Board of Directors including the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the voting securities of that Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by GW Capital Management, each on 60 days notice to the other party.

Under the terms of investment advisory agreement with the Fund, GW Capital Management acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of the Portfolios in accordance with its investment objective, policies and limitations. GW Capital Management also provides the Fund with all necessary office facilities and personnel for servicing the Portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of GW Capital Management, and all personnel of the Fund or GW Capital Management performing services relating to research, statistical and investment activities.

In addition, GW Capital Management, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios' records and the registration of the Portfolios' shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

Management Fees

Each Portfolio pays a management fee to GW Capital Management for managing its investments and business affairs. GW Capital Management is paid monthly at an annual rate of a Portfolio's average net assets as described in the Prospectus.


                                The Sub-Advisers

Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI") serves as the sub-adviser to the International Equity Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. TICI is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

GW Capital Management is responsible for compensating TICI, which receives monthly compensation at the annual rate of .70% on the first $25 million, .55% on the next $25 million, .50% on the next $50 million, and .40% on all amounts over $100 million.

Ariel Capital Management, Inc.

Ariel Capital Management, Inc. ("Ariel") serves as the sub-adviser to the Small-Cap Value Portfolio and the MidCap Portfolio pursuant to Sub-Advisory Agreements dated December 1, 1993 and February 5, 1999. Ariel is a privately held minority-owned money manager.

GW Capital Management is responsible for compensating Ariel, which receives monthly compensation at the annual rate of .40% of the average daily net asset value of the Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million and 0.50% on the first $25 million of assets, 0.40% on the next $75 million of assets and 0.30% on all amounts over $100 million of the MidCap Portfolio.

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income and Maxim MidCap Growth Portfolios pursuant to a Sub-Advisory Agreement dated November 1, 1994 as amended. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

GW Capital Management is responsible for compensating T. Rowe Price, which receives monthly compensation for the T. Rowe Price Equity/Income Portfolio at the annual rate of .50% on the first $20 million, .40% on the next $30 million and .40% on all assets once total assets exceed $50 million and for the MidCap Growth Portfolio at the annual rate of .50% on all assets of the Maxim MidCap Growth Portfolio.

Institutional Trust Company

Institutional Trust Company ("ITC") serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Maxim INVESCO Balanced Portfolios pursuant to Sub-Advisory Agreements dated November 1, 1994 and August 30, 1996. ITC is an indirect wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $165 billion in assets under management.

GW Capital Management is responsible for compensating ITC, which receives monthly compensation at the annual rate of .55% on the first $25 million, .50% on the next $50 million, .40% on the next $25 million and .35% on assets over $100 million of the Maxim INVESCO Small-Cap Growth Portfolio; .50% of the average daily net assets of the Portfolio up to $25 million, .45% on the next $50 million, .40% on the next $25 million and .35% of such value in excess of $100 million of the Maxim INVESCO Balanced Portfolio; and .55% on the first $50 million, .50% on the next $50 million, and .40% on assets over $100 million of the Maxim INVESCO ADR Portfolio.

Loomis, Sayles, & Company, L.P.

Loomis, Sayles & Company, L.P. serves as the sub-adviser to the Corporate Bond, Small-Cap Aggressive Growth and Foreign Equity Portfolios pursuant to a Sub-Advisory Agreement dated August 30, 1996, as amended. Loomis Sayles serves as investment manager to a variety of individual investors, including other mutual funds. Loomis Sayles is an indirect, majority-owned subsidiary of Metropolitan Life Insurance Company.

The Investment Adviser is responsible for compensating Loomis Sayles, which receives monthly compensation from the Investment Adviser at the annual rate of
 .50% on the first $10 million, .45% on the next $15 million, .40% on the next $75 million and .30% on all amounts over $100 million of the Small-Cap Aggressive Growth Portfolio; .30% on all assets of the Corporate Bond Portfolio; and, .60% on the first $10 million, .50% on the next $40 million, and .35% on amounts over $50 million on the Foreign Equity Portfolio.

Founders Asset Management, Inc.

Founders Asset Management, LLC ("Founders") serves as the sub-adviser to the Maxim Blue Chip Portfolio pursuant to a Sub-Advisory Agreement dated April 1, 1998. Founders is a 90%-owned subsidiary of Mellon Bank, N.A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets. Founders serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

The Investment Adviser is responsible for compensating Founders, which receives monthly compensation from the Investment Adviser at the annual rate of .425% on the first $250 million, .35% on the next $250 million, .325% on the next $250 million and .30% on all amounts over $750 million.

The Sub-Advisers provide investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Portfolios. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, the sub-advisers are responsible for the actual management of the respective Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Portfolios.

Advisory Fees

For the past three fiscal years, the Investment Adviser was paid a fee for its services to the Fund as follows:



     Portfolio                               1998        1997            1996

Money Market                                          $2,027,526      $1,566,842

Bond                                                   $444,724       $ 470,658

Stock Index1/                                         $6,451,773      $4,887,975
           -

U.S. Government  Securities2/                          $357,014       $ 360,629
                           -

Zero-Coupon Treasury3/                                    N/A            N/A

Total Return4/                                         $241,372       $ 364,049
            -

Investment Grade Corporate Bond5/                      $646,636       $ 575,853
                               -
                                                       $ 896,131      $ 791,813
U.S. Government Mortgage Securities6/

Small-Cap Index7/                                      $617,929       $ 404,890
               -

Growth Index7/                                         $767,173       $ 371,758
            -

Value Index7/                                         $1,083,359      $ 552,296
           -

International Equity7/                                $1,229,003      $ 756,318
                    -

Small-Cap Value7/                                      $351,399       $ 274,316
               -

MidCap8/                                              $1,998,656      $1,794,155
      -

Corporate Bond9/                                      $1,113,908      $ 574,728
              -

Small-Cap Aggressive Growth9/                         $1,365,904      $ 469,293
                           -

Foreign Equity9/                                       $761,903       $ 711,998
              -

Maxim T. Rowe Price Equity/Income9/                    $958,793       $ 257,708
                                 -

Maxim INVESCO Small-Cap Growth9/                       $441,341       $ 178,001
                              -

Maxim INVESCO ADR9/                                    $123,490        $ 45,589
                 -

Short-Term Maturity Bond10/                            $352,368       $ 179,920
                        --

Maxim INVESCO Balanced11/                              $530,851        $ 26,984
                      --

Maxim Blue Chip12/                                     $452,967          N/A

MidCap Growth12/                                       $214,690          N/A

Aggressive Profile13/                                    $292            N/A

Moderately Aggressive Profile13/                         $583            N/A

Moderate Profile13/                                      $325            N/A

Moderately Conservative Profile13/                       $238            N/A

Conservative Profile Profile13/                           $80            N/A

1/ For the period commencing September 24, 1984. The name and investment objective of this portfolio was changed effective December 1, 1992.
2/ Formed April 6, 1985. The name and the investment objective of this portfolio was changed effective July 29, 1987, and renamed and the investment objective changed effective May 1, 1990.
3/   Formed October 1, 1985.             9/     Formed November 1, 1994.
-                                        -
4/   Formed July 29, 1987.10/            10/    Formed August 1, 1995.
-                         --             --
5/   Formed December 1, 1992.            11/    Formed October 1, 1996.
-                                        --
6/   Formed December 1, 1992.            12/    Formed July 1, 1997.
-                                        ---
7/   Formed December 1, 1993.            13/    Formed September 1, 1997.
-                                        --
8/   Formed January 3, 1994.

Payment of Expenses.

GW Capital Management provides investment advisory services and pays all compensation of and furnishes office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all directors of the Fund who are affiliated persons of GW Capital Management or any of its affiliates.

Expenses that are borne directly by the Fund include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian, independent directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by GW Capital Management and the Fund reimburses GW Capital Management for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 1998, 1997 and 1996 were $ $216,643 and $266,446 respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.

                             PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the direction of the Board of Directors, GW Capital Management is primarily responsible for placement of Fund's portfolio transactions. GW Capital Management has no obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While GW Capital Management generally will seek reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated transactions in the United States. Prices for over-the-counter transactions usually include an undisclosed commission or "mark-up" that is retained by the broker or dealer effecting the trade. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission which is paid by the issuer to the underwriter or dealer. Transactions in U.S. government securities occur usually through issuers and underwriters of and major dealers in such securities, acting as principals. These transactions are normally made on a net basis and do not involve payment of brokerage commissions.

In placing portfolio transactions, GW Capital Management may give consideration to brokers or dealers which provide supplemental investment research, in addition to such research obtained for a flat fee, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by GW Capital Management. The expenses of GW Capital Management will not necessarily be reduced as a result of the receipt of such supplemental information. GW Capital Management may use any supplemental investment research obtained for the benefit of the Funds in providing investment advice to its other investment advisory accounts, and may use such information in managing its own accounts. Conversely, such supplemental information obtained by the placement of business for GW Capital Management will be considered by and may be useful to GW Capital Management in carrying out its obligations to the Trust.

If in the best interests of both one or more Portfolios and other client accounts of GW Capital Management, GW Capital Management may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, GW Capital Management will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, GW Capital Management may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

No brokerage commissions have been paid by the Money Market, Bond, Investment Grade Corporate Bond, U.S. Government Securities, U.S. Government Mortgage Securities, Short-Term Maturity Bond, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios for the years ended December 31, 1996 through December 31, 1998. The For the years 1996, 1997 and 1998, respectively the Portfolios paid commissions as follows: Stock Index Portfolio - $89,897, $130,615 and $ ; International Equity Portfolio - $190,398, $290,435 and $ ; Small-Cap Index Portfolio - $154,696, $247,609 and $ ; Value Index Portfolio - $53,019, $79,357
and $ ; Growth Index Portfolio - $48,480, $46,825 and $ ; Small-Cap Value Portfolio - $55,133, $117,550 and $ ; MidCap Portfolio - $471,788, $548,942 and
$ ; Small-Cap Aggressive Growth Portfolio -$131,463, $377,783 and $ ; Foreign Equity Portfolio - $322,774, $912,227 and $ ; Maxim T. Rowe Price Equity/Income Portfolio - $50,812 and $108,963 and $ ; Maxim INVESCO Small-Cap Growth
Portfolio - $40,317, $95,102 and $ ; Maxim INVESCO ADR Portfolio - $2,664, $6,894 and $ ; Corporate Bond Portfolio - $1,120, $270 and $ ; Maxim INVESCO Balanced Portfolio - $18,537, $188,000 and $ . The Blue Chip Portfolio paid commissions in the amount of $267,899 in 1997 and $ in 1998. The MidCap Growth Portfolio paid commissions in the amount of $79,790 in 1997 and $
 in 1998.

Portfolio Turnover

The turnover rate for each Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when appropriate in GW Capital Management's judgment.

With respect to any Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Portfolio.

Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Portfolio (other than the Money Market Portfolio) for 1997 and 1998 is as follows:


                                                   1997          1998
     Portfolio                             Turnover Rate         Turnover Rate

     Bond                                    90.81%
     Stock Index                             17.30%
     U.S. Government Securities              55.54%
     Corporate Bond                          52.69%
     Small-Cap Index                         102.45%
     Small-Cap Value                         82.83%
     International Equity                    34.30%
     Maxim INVESCO ADR                       19.56%
     Maxim INVESCO Balanced                  150.57%
     Maxim INVESCO Small-Cap Growth          174.65%
     MidCap                                  139.74%
     Maxim T. Rowe Price Equity/Income       25.35%
     Foreign Equity                          200.82%
     Growth Index                            21.52%
     Investment Grade Corporate Bond         140.35%
     Short-Term Maturity Bond                84.59%
     Small-Cap Aggressive Growth             93.28%
     U.S. Government Mortgage Securities     34.01%
     Value Index                             26.03%
     Blue Chip                               111.45%
     MidCap Growth                           24.28%
     Aggressive Profile                      59.90%
     Moderately Aggressive Profile           41.30%
     Moderate Profile                        31.39%
     Moderately Conservative Profile         32.97%
     Conservative Profile                    25.56%

A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.


                        PURCHASE AND REDEMPTION OF SHARES

As of December 31, 1998, all of the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds Series Account II and Qualified Series Account of GWL&A, by TNE Series (k) Account of New England Life Insurance Company, and by Great-West, which provided the initial capitalization for certain Portfolios.

The following tables show the allocations of shares of the Fund among the Series Accounts as of December 31, 1998.

                                         Money Market Portfolio
 Series Account                          No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
Pinnacle Series Account
Qualified Series Account
TNE Series (k) Account
Retirement Plan Series Account
                TOTAL






                                             Bond Portfolio
Series Account                           No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
FutureFunds Profile Series
Pinnacle Series Account
Qualified Series Account
               TOTAL

                                     International Equity Portfolio
          Series Account                 No. of Shares          Percentage
FutureFunds Series Account
FutureFunds Series Account
FutureFunds Series Account II
FutureFunds Profile Series
                     TOTAL

                             U.S. Government Securities Portfolio
Series Account                       No. of Shares             Percentage
Maxim Series Account
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account
FutureFunds Series Account II
FutureFunds Profile Series
Pinnacle Series Account
               TOTAL

                                    Stock Index Portfolio*
          Series Account                 No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
Pinnacle Series Account
Qualified Series Account
TNE Series (K) Account
Retirement Plan Series Account
               TOTAL

                          Investment Grade Corporate Bond Portfolio
          Series Account                 No. of Shares          Percentage
FutureFunds Series Account II
Qualified Series Account
TNE Series (K) Account
Retirement Plan Series Account
               TOTAL

                              U.S. Government Mortgage Securities Portfolio
          Series Account                 No. of Shares          Percentage
FutureFunds Series Account II
TNE Series (K) Account
Retirement Plan Series Account
               TOTAL

                                    Growth Index Portfolio
          Series Account                 No. of Shares          Percentage
          --------------                 -------------          ----------
FutureFunds Series Account II
FutureFunds Series Account
FutureFunds Profile Series
TNE Series (K) Account
Maxim Series Account
Retirement Plan Series Account
              TOTAL

                                    Maxim INVESCO Balanced Portfolio
          Series Account                No. of Shares           Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
Great-West
              TOTAL

                                  Small-Cap Index Portfolio
          Series Account                 No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
TNE Series (K) Account
Retirement Plan Series Account
FutureFunds Profile Series
              TOTAL

                                        Small-Cap Value Portfolio
          Series Account                 No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
TNE Series (K) Account
Retirement Plan Series Account
FutureFunds Profile Series
              TOTAL


                                   Corporate Bond Portfolio
          Series Account                 No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
TNE Series (K) Account
Retirement Plan Series Account
FutureFunds Profile Series
              TOTAL

                                        Foreign Equity Portfolio
          Series Account                 No. of Shares          Percentage
FutureFunds Series Account II
TNE Series (K) Account
Retirement Plan Series Account
              TOTAL

                            Small-Cap Aggressive Growth Portfolio
          Series Account                 No. of Shares          Percentage
          --------------                 -------------          ----------
FutureFunds Series Account II
FutureFunds Series Account
TNE Series (K) Account
Maxim Series Account
Retirement Plan Series Account
              TOTAL

                                Maxim INVESCO Small-Cap Growth Portfolio
          Series Account                 No. of Shares           Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
Great-West
              TOTAL

                         Maxim T. Rowe Price Equity/Income Portfolio
          Series Account                  No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
Great-West
              TOTAL

                                       MidCap Portfolio
          Series Account                  No. of Shares          Percentage
FutureFunds Series Account II
Maxim Series Account
FutureFunds Series Account
FutureFunds Profile Series
                     TOTAL

                                 Maxim INVESCO ADR Portfolio
          Series Account                   No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
FutureFunds Series Account II
FutureFunds Profile Series
Great-West
                     TOTAL

                              Short-Term Maturity Bond Portfolio
          Series Account                  No. of Shares           Percentage
          --------------                  -------------           ----------
FutureFunds Series Account II
FutureFunds Series Account
FutureFunds Profile Series
TNE Series (K) Account
Maxim Series Account
Retirement Plan Series Account
Great-West
              TOTAL


                                          Value Index Portfolio
          Series Account                   No. of Shares          Percentage
          --------------                   -------------          ----------
FutureFunds Series Account II
FutureFunds Series Account
FutureFunds Profile Series
TNE Series (K) Account
Maxim Series Account
Retirement Plan Series Account
                     TOTAL

                                     Blue Chip Portfolio
          Series Account                   No. of Shares          Percentage
          --------------                   -------------          ----------
FutureFunds Series Account II
FutureFunds Series Account
FutureFunds Profile Series
TNE Series (K) Account
Maxim Series Account
Retirement Plan Series Account
              TOTAL

                                   MidCap Growth Portfolio
          Series Account                   No. of Shares          Percentage
          --------------                   -------------          ----------
FutureFunds Series Account  II
FutureFunds Series Account
FutureFunds Profile Series
TNE Series (K) Account
Maxim Series Account
Retirement Plan Series Account
                     TOTAL

                                      Aggressive Profile Portfolio
          Series Account                   No. of Shares           Percentage
Maxim Series Account
FutureFunds Series Account
                     TOTAL

                           Moderately Aggressive Profile Portfolio
          Series Account                    No. of Shares          Percentage
Maxim Series Account
FutureFunds Series Account
                     TOTAL

                                  Moderate Profile Portfolio
          Series Account                   No. of Shares           Percentage
Maxim Series Account
FutureFunds Series Account
                     TOTAL

                          Moderately Conservative Profile Portfolio
          Series Account                   No. of Shares           Percentage
Maxim Series Account
FutureFunds Series Account
                     TOTAL


                                Conservative Profile Portfolio
          Series Account                   No. of Shares           Percentage
Maxim Series Account
FutureFunds Series Account
                     TOTAL



                             INVESTMENT PERFORMANCE

The Portfolios may quote measure of investment performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicated future returns.

Money Market Portfolio

In accordance with regulations prescribed by the SEC, the Fund is required to compute the Money Market Portfolio's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Portfolio at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

The SEC also permits the Fund to disclose the effective yield of the Money Market Portfolio for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. . The yield on amounts held in the Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Portfolio, the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Other Portfolios

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

        P(I+T)n = ERV

Where:         P      =      a hypothetical initial payment of $1,000
               T      =      average annual total return
               n      =      number of years
               ERV    =      ending  redeemable  value of the  hypothetical
                             $1,000 initial  payment made at the beginning of
                           the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Portfolio, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Portfolio may also publish its distribution rate and/or its effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

        2[( a - b + 1 )6 - 1 ]
            (cd)

Where:         a =    net investment income earned during the period

               b =    net expenses accrued for the period

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends

               d =    the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in a Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

FORMULA:       P(1+T)  to the power of N = ERV

WHERE:      T =    Average annual total return

            N = The number of years including portions of years where applicable for which the performance is being measured

            ERV = Ending  redeemable value of a hypothetical  $1.00 payment made a the inception of the portfolio

            P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

            T =    [(ERV/P) to the power of 1/N]-1

Performance Comparisons

Each  Portfolio  may from time to time  include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, relevant indexes and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 1998.

                                      DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting a Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, a Portfolio will seek to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio will not be subject federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. A Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to a Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, currencies (the "Income Requirement").

Certain debt securities purchased by a Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not a Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time a Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Portfolio held the security. A Portfolio may be required to capitalize, rather than deduct currently, part of all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless a Portfolio makes the election to include market discount in income currently).

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of a Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If a Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. A Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

If a Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on December 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after December 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (I) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after December 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                OTHER INFORMATION

Voting Rights

The shares of the Portfolios have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the Prospectus. Shares are fully paid and nonassessable. The Fund or any Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the Investment Company Act of 1940, as amended), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolios. If not so terminated, the Fund or the Portfolios will continue indefinitely.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Fund's assets. The custodian is responsible for the safekeeping of a Portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a Portfolio. However, a Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Independent Auditors

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditor. Deloitte & Touche LLP examines financial statements for the Fund and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

The Fund's audited financial statements as of December 31, 1998, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's N-30D filed via EDGAR on February 26, 1999.

                                    APPENDIX

Corporate Bond Ratings by Moody's Investors Service, Inc.

        Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Corporate Bonds Ratings by Standard & Poor's Corporation

        AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

        A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

        BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

        Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

        Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

        Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

        A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

        A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

        A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

        A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                              PART C
                                         OTHER INFORMATION


Item 22.       Financial Statements

               The financial statements are incorporated by referenced to Registrant's N-30D filed via EDGAR on February 26, 1999.

Item 23.       Exhibits


               Items (a)-(c) are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement dated March 10, 1982.

               Item (d) relating to the sub-advisory agreement for the MidCap Portfolio is incorporated by reference to Registrant's Post-Effective Amendment No. 56 to its Registration Statement dated November 24, 1998, and as to the investment advisory agreement and all other sub-advisory agreements is incorporated by reference to Registrant's Post-Effective Amendments No 28, 29 and 55 to its Registration Statement dated September 1, 1994 and May 1, 1998.

               Items (e) and (f) are not applicable.

               Item  (g)  is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 24 dated March 1, 1993.

               Item (h) is not applicable.

               Item  (i)  is   incorporated   by   reference   to   Registrant's
               Pre-Effective Amendment No. 1 to its Registration Statement dated March 10, 1982.

               Item (j), written consent of Deloitte & Touche LLP, Independent Auditors for the Fund to be filed by amendment.

               Items (k) - (m) are not applicable.

               Item (n) is incorporated by reference to Registrant's N-30D filed via EDGAR on February 26, 1999.

               Item (o) is not applicable.

Item 24.       Persons Controlled by or under Common Control with Registrant.

               The organizational chart showing persons controlled by or under common control with Registrant is disclosed on page C-2


Item 25.       Indemnification.

               Item 4, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.

                                        ORGANIZATIONAL CHART
        Power Corporation of Canada
               100% - 2795957 Canada Inc.
                      100% - 171263 Canada Inc.
                             67.7% - Power Financial Corporation
                                    81.2% - Great-West Lifeco Inc.
                                            99.6% - The Great-West Life Assurance Company
                                                   100% - Great-West Life & Annuity Insurance Company
                                                          100%  -  Anthem  Health  &  Life  Insurance Company
                                                          100% -  First  Great-West  Life  &  Annuity Insurance Company
                                                          100%   -  GW   Capital Management, LLC
                                                                 100% -  Orchard Capital Management, LLC
                                                                 100% - Greenwood Investments, Inc.
                                                          100% -  Financial  Administrative  Services Corporation
                                                          100% - One Corporation
                                                                 100% - One Health Plan of  Illinois, Inc.
                                                                 100% - One  Health  Plan  of  Texas, Inc.
                                                                 100%   -   One   Health    Plan   of California, Inc.
                                                                 100% - One Health Plan of  Colorado, Inc.
                                                                 100% - One Health  Plan of  Georgia, Inc.
                                                                 100%  - One  Health  Plan  of  North Carolina, Inc.
                                                                 100%   -   One   Health    Plan   of Washington, Inc.
                                                                 100% - One Health Plan of Ohio, Inc.
                                                                 100%   -   One   Health    Plan   of Tennessee, Inc.
                                                                 100% - One  Health  Plan of  Oregon, Inc.
                                                                 100% - One Health  Plan of  Florida, Inc.
                                                                 100% - One Health  Plan of  Indiana, Inc.
                                                                 100%   -   One   Health    Plan   of Massachusetts, Inc.
                                                                 100% - One Health Plan of  Michigan, Inc.
                                                                 100%   -   One   Health    Plan   of Minnesota, Inc.
                                                                 100% - One Health  Plan of New York, Inc.
                                                                 100% - One Health Plan, Inc.
                                                                 100% - One  Health  Plan of  Alaska, Inc.
                                                                 100% - One Health  Plan of  Arizona, Inc.
                                                                 100% - One of Arizona, Inc.
                                                                 100% - One  Health  Plan  of  Maine, Inc.
                                                                 100% - One  Health  Plan of  Nevada, Inc.
                                                                 100%  -  One  Health   Plan  of  New Hampshire, Inc.
                                                                 100%  -  One  Health   Plan  of  New Jersey, Inc.
                                                                 100%  - One  Health  Plan  of  South Carolina, Inc.
                                                                 100%   -   One   Health    Plan   of Wisconsin, Inc.
                                                                 100% - One Health  Plan of  Wyoming, Inc.
                                                                 100% - One Orchard Equities, Inc.
                                                          100% - Great-West Benefit Services, Inc.
                                                          100% - Benefits Communication Corporation
                                                                 100% - BenefitsCorp Equities, Inc.
                                                          100% - Greenwood Property Corporation
                                                           95%  -  Maxim  Series
                                                          Fund, Inc.* 100% - GWL
                                                          Properties Inc.
                                                                 100%     -     Great-West  Realty Investments, Inc.
                                                                  50% - Westkin Properties Ltd.
                                                           92%**- Orchard Series Fund
                                                          100% - Orchard Trust Company

* 5% New England Life Insurance Company
** 8% New England Life Insurance Company

Item 26.       Business and Other Connections of Investment Adviser.

               Registrant's investment adviser, GW Capital Management, LLC ("GW Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and Orchard Series Fund, which are registered investment companies. The directors and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.

Name                         Position(s)
----                         -----------

John T.  Hughes               Director,  Chairman  of the  Board  and
                             President,  GW  Capital  Management;   Senior  Vice
                             President  and  Chief   Investment   Officer  (U.S.
                             Operations),  Great-West;  Senior  Vice  President,
                             Chief Investment  Officer,  GWL&A;  Chairman of the
                             Board, GWL Properties Inc.
Wayne Hoffmann               Director,   GW  Capital  Management;   Vice  President,
                             Investments, Great-West and GWL&A.

Mark  S. Hollen              Director,  GW Capital  Management;  Vice
                             President,   Financial  Services,   Great-West  and
                             GWL&A;   Chief   Operating    Officer,    Financial
                             Administrative Services Corporation.

James M. Desmond             Vice   President,   GW   Capital   Management;   Assistant   Vice
                             President, Investments, Great-West and GWL&A.

David G. McLeod              Treasurer,  GW  Capital  Management;  Vice  President,
                             Investment  Administration,   Great-West,   GWL&A  and  Financial
                             Administrative Services Corporation.

Beverly A. Byrne             Secretary,    GW   Capital    Management;    Assistant   Counsel,
                             Great-West;  Assistant  Counsel and Assistant  Secretary,  GWL&A;
                             Assistant   Counsel  and  Secretary,   Financial   Administrative
                             Services  Corporation;  Secretary,  One Orchard  Equities,  Inc.,
                             Confed  Admin  Services,   Inc.,  BenefitsCorp  Equities,   Inc.,
                             Great-West  Variable  Annuity  Account A, and Maxim  Series Fund,
                             Inc.; Assistant Secretary,  Benefits  Communication  Corporation,
                             One Corporation and Great-West Benefit Services, Inc.


Item 27.       Principal Underwriter

               Not applicable.

Item 28.       Location of Accounts and Records

               All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Englewood, Colorado 80111; or GW Capital Management, LLC, 8515 East Orchard Road, Englewood, Colorado 80111.


Item 29.       Management Services

               Not applicable.

Item 30.       Undertakings

        (a)    Not applicable.

        (b)    Not applicable.

        (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (d) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as it relates to the assistance to be rendered to shareholders with respect to the calling of a meeting to replace a trustee.





                                          SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Englewood in the State of Colorado on the 26th day of February, 1999.



                             MAXIM SERIES FUND, INC.
                                  (Registrant)



                                            By: /s/ D.L. Wooden
President (D.L. Wooden)

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title                Date



/s/ D.L. Wooden                     President                           2/26/99
D.L. Wooden                         and Trustee



/s/ D.G. McLeod                     Treasurer                           2/26/99
D.G. McLeod



/s/ R.P. Koeppe*                    Trustee                           2/26/99
R.P. Koeppe



/s/ R. Jennings*                    Trustee                            2/26/99
R. Jennings






Signature                                          Title                Date



/s/ J.D. Motz                        Trustee                            2/26/99
J.D. Motz



/s/ S. Zisman*                       Trustee                            2/26/99
S. Zisman







          *By: /s/  Beverly A. Byrne B.A.  Byrne  Attorney-in-fact  pursuant  to
               Powers of Attorney filed under Post-Effective Amendment No. 52 to this Registration Statement.